UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-147771

Old Mutual Funds III
(Exact name of registrant as specified in charter)
________

4643 South Ulster Street, Suite 600
Denver, CO 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, CO 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

[OLD MUTUAL LOGO]
        Funds III

                                                         Old Mutual Funds III

                                                             SEMI-ANNUAL
                                                               REPORT

                                                            June 30, 2009

Old Mutual 2011-2020 Conservative Fund

Old Mutual 2011-2020 Moderate Fund

Old Mutual 2011-2020 Aggressive Fund

Old Mutual 2021-2030 Conservative Fund

Old Mutual 2021-2030 Moderate Fund

Old Mutual 2021-2030 Aggressive Fund

Old Mutual 2031-2040 Conservative Fund

Old Mutual 2031-2040 Moderate Fund

Old Mutual 2031-2040 Aggressive Fund

Old Mutual 2041-2050 Conservative Fund

Old Mutual 2041-2050 Moderate Fund

Old Mutual 2041-2050 Aggressive Fund

TABLE OF CONTENTS

About This Report                                                                                                                  1

Message to Shareholders                                                                                                            2

Performance, Portfolio Summary and Schedule of Investments

   Old Mutual 2011-2020 Conservative Fund
      Institutional Class (OTCDX), Class A (OTCPX)                                                                                 3

   Old Mutual 2011-2020 Moderate Fund
      Institutional Class (OTMBX), Class A (OTMFX)                                                                                 5

   Old Mutual 2011-2020 Aggressive Fund
      Institutional Class (OTAAX), Class A (OTAIX)                                                                                 7

   Old Mutual 2021-2030 Conservative Fund
      Institutional Class (OTCEX), Class A (OTCQX)                                                                                 9

   Old Mutual 2021-2030 Moderate Fund
      Institutional Class (OTMDX), Class A (OTMHX)                                                                                11

   Old Mutual 2021-2030 Aggressive Fund
      Institutional Class (OTACX), Class A (OTAKX)                                                                                13

   Old Mutual 2031-2040 Conservative Fund
      Institutional Class (OTCLX), Class A (OTCRX)                                                                                15

   Old Mutual 2031-2040 Moderate Fund
      Institutional Class (OTMEX), Class A (OTMKX)                                                                                17

   Old Mutual 2031-2040 Aggressive Fund
      Institutional Class (OTAEX), Class A (OTAMX)                                                                                19

   Old Mutual 2041-2050 Conservative Fund
      Institutional Class (OTCMX), Class A (OTCSX)                                                                                21

   Old Mutual 2041-2050 Moderate Fund
      Institutional Class (OTMGX), Class A (OTMMX)                                                                                23

   Old Mutual 2041-2050 Aggressive Fund
      Institutional Class (OTAGX), Class A (OTAOX)                                                                                25

Statements of Assets and Liabilities                                                                                              29

Statements of Operations                                                                                                          32

Statements of Changes in Net Assets                                                                                               36

Financial Highlights                                                                                                              39

Notes to Financial Statements                                                                                                     41

Proxy Voting and Portfolio Holdings                                                                                               58

Fund Expenses Example                                                                                                             59

ABOUT THIS REPORT

HISTORICAL RETURNS
____________________________________________________________________________________________________________________________________

All total returns mentioned in this report account for the change in a Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds' performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

Performance results for short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end charge applied to the investment. Performance with load assumes that a front-end sales charge applied to the extent applicable. Each of the Funds offers Class A and Institutional Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA
____________________________________________________________________________________________________________________________________

This report reflects views, opinions, and Fund holdings as of June 30, 2009, the end of the report period, and is subject to change.
The information is not a complete analysis of every aspect of any sector, industry, security or of the Funds. Opinions and forecasts regarding industries, companies and/or themes, and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2009 are included in each Fund's Schedule of Investments. There is no assurance that the securities purchased will remain in a Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a Fund is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or
any other government agency.

COMPARATIVE INDEXES
____________________________________________________________________________________________________________________________________

The comparative indexes discussed in this report are meant to provide a basis for judging a Fund's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. A Fund may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

Dow Jones Target Date Indexes

The Dow Jones Target Date Indexes (each an "Index" or collectively the "Indexes") are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

                                                                 1

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

The six-month period ending June 30, 2009 was a volatile investment period. The first quarter of 2009 continued the downward spiral of the economy, marked by decreased demand for manufactured goods, rising unemployment, declines in prices of existing family homes and record numbers of foreclosures. The economy then began showing signs of improvement during the second quarter of 2009. There was a market rally at the end of March 2009, sparked by announcements by Citigroup, JP Morgan Chase and Bank of America that all three firms were profitable in January and February 2009. Additionally, data showing an improvement in existing home sales from January to
February 2009 appeared to signal that the damaged housing market may be showing signs of stabilizing.

With the market rally at the end of March 2009, many investors found renewed confidence in the stimulus programs promised by the
Obama Administration, legislative action of the U.S. Congress and an ever expanding series of rescue packages from the U.S. Treasury and U.S. Federal Reserve Board. For the six-month period ending June 30, 2009, U.S. stocks, as measured by the S&P 500 Index, rose
3.16%. The global economic outlook also showed signs of improvement, with several global indices reporting positive returns for the six-month period.

Old Mutual Capital, Inc. believes that current policy response may help the global economy continue to recover, although it expects to see higher than normal volatility. Old Mutual Capital, Inc. also believes that although it may take some time to play out, strong long-term opportunities may be available to patient investors, and as the economy continues to improve, those investors could be rewarded.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in the
Old Mutual Funds III portfolios. Please do not hesitate to contact us if there is anything we can do to better serve you. Feel free to contact me directly at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds III

                                                                 2

OLD MUTUAL 2011-2020 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                     Annualized
                                                                               Inception     6 Month     1 Year       Inception
                                                                                 Date        Return*     Return        to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                            03/03/08       6.62%      (7.90)%       (6.35)%
Class A with load                                                              01/02/09        n/a         n/a         (0.73)%*
Class A without load                                                           01/02/09        n/a         n/a          5.30%*
Dow Jones Target 2015 Index                                                    03/03/08       5.33%      (9.14)%       (7.67)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.29% and 0.86%; and 47.68% and 1.31%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2011-2020 Conservative Fund, Institutional Class	Dow Jones Target 2015 Index
3/3/2008	10,000	10,000
12/31/2008	8,598	8,508
6/30/2009	9,167	8,995

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                    27.8%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                          14.6%
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        14.2%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          8.3%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            7.7%
___________________________________________________________________________________

Old Mutual International Equity Fund                                        6.8%
___________________________________________________________________________________

Old Mutual Dwight Intermediate Fixed Income Fund                            5.1%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     3.9%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    3.0%
___________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                       1.9%
___________________________________________________________________________________

As a % of Total Fund Investments                                           93.3%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	1.5%
Government/Corporate	55.9%
Growth	0.3%
Growth-Large Cap	7.7%
Growth-Small Cap	0.8%
International Equity	6.7%
Market Neutral-Equity	3.0%
Cash Equivalents	0.9%
Real Estate	1.9%
Sector Fund-Real Estate	0.7%
Value	18.1%
Value-Mid Cap	1.5%
Value-Small Cap	1.0%

                                                                 3

OLD MUTUAL 2011-2020 CONSERVATIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares       Value           Description                                   Shares       Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 102.8%                                        Value - 18.8%
                                                                           Old Mutual Barrow Hanley Value Fund           12,061   $     56,327
Emerging Market-Equity - 1.5%                                              Old Mutual Focused Fund                          887         15,513
Old Mutual Clay Finlay Emerging                                                                                                   ______________
   Markets Fund                                  560   $      5,762
                                                       ______________      Total Value                                                  71,840
                                                                           _____________________________________________________________________
Total Emerging Market-Equity                                  5,762
_____________________________________________________________________      Value-Mid Cap - 1.5%
                                                                           Old Mutual TS&W Mid-Cap Value Fund               930          5,943
Government/Corporate - 58.0%                                                                                                      ______________
Old Mutual Barrow Hanley Core
   Bond Fund                                  10,777        110,575        Total Value-Mid Cap                                           5,943
Old Mutual Dwight High Yield Fund              6,188         57,916        _____________________________________________________________________
Old Mutual Dwight Intermediate
   Fixed Income Fund                           2,032         20,223        Value-Small Cap - 1.0%
Old Mutual Dwight Short Term                                               Old Mutual Discover Value Fund                   575          4,019
   Fixed Income Fund                              32            317                                                               ______________
Old Mutual International Bond Fund             3,953         33,090
                                                       ______________      Total Value-Small Cap                                         4,019
                                                                                                                                  ______________
Total Government/Corporate                                  222,121
_____________________________________________________________________      Total Affiliated Mutual Funds (Cost $424,353)               393,794
                                                                           _____________________________________________________________________
Growth - 0.3%
Old Mutual Advantage Growth Fund                 220          1,279        Money Market Fund - 0.9%
                                                       ______________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 0.411% (A)             3,417          3,417
Total Growth                                                  1,279                                                               ______________
_____________________________________________________________________
                                                                           Total Money Market Fund (Cost $3,417)                         3,417
Growth-Large Cap - 8.0%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund*              2,395         30,630
                                                       ______________      Total Investments - 103.7% (Cost $427,770)                  397,211
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                       30,630
_____________________________________________________________________      Other Assets and Liabilities, Net - (3.7)%                  (14,193)
                                                                           _____________________________________________________________________
Growth-Small Cap - 0.9%
Old Mutual Strategic Small Company Fund*         436          3,276        Total Net Assets - 100.0%                              $    383,018
                                                       ______________      _____________________________________________________________________

Total Growth-Small Cap                                        3,276        For descriptions of abbreviations and footnotes, please refer to
_____________________________________________________________________      page 27.

International Equity - 7.0%
Old Mutual International Equity Fund           3,777         26,779
                                                       ______________

Total International Equity                                   26,779
_____________________________________________________________________

Market Neutral-Equity - 3.1%
Old Mutual Analytic U.S. Long/Short Fund       1,298         11,807
                                                       ______________

Total Market Neutral-Equity                                  11,807
_____________________________________________________________________

Real Estate - 2.0%
Old Mutual Heitman Global Real Estate
   Securities Fund                             1,302          7,618
                                                       ______________

Total Real Estate                                             7,618
_____________________________________________________________________

Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund                     589          2,720
                                                       ______________

Total Sector Fund-Real Estate                                 2,720
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 4

OLD MUTUAL 2011-2020 MODERATE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                     Annualized
                                                                               Inception     6 Month     1 Year       Inception
                                                                                 Date        Return*     Return        to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                            03/03/08       6.77%     (15.42)%       (12.27)%
Class A with load                                                              01/02/09        n/a        n/a           (0.99)%*
Class A without load                                                           01/02/09        n/a        n/a            5.10%*
Dow Jones Target 2015 Index                                                    03/03/08       5.33%      (9.14)%        (7.67)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.38% and 0.92%; and 47.79% and 1.42%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2011-2020 Moderate Fund, Institutional Class	Dow Jones Target 2015 Index
3/3/2008	10,000	10,000
12/31/2008	7,874	8,508
6/30/2009	8,407	8,995

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        19.1%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                    18.2%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                          10.1%
___________________________________________________________________________________

Old Mutual International Equity Fund                                        9.9%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            7.0%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    6.1%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          5.9%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     5.1%
___________________________________________________________________________________

Old Mutual Dwight Intermediate Fixed Income Fund                            3.9%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            3.4%
___________________________________________________________________________________

As a % of Total Fund Investments                                           88.7%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	1.3%
Emerging Market-Equity	2.4%
Government/Corporate	38.3%
Growth	4.2%
Growth-Large Cap	7.0%
Growth-Small Cap	0.9%
International Equity	9.9%
Market Neutral-Equity	6.1%
Real Estate	1.5%
Sector Fund-Real Estate	0.7%
Value	24.1%
Value-Mid Cap	1.4%
Value-Small Cap	2.2%

                                                                 5

OLD MUTUAL 2011-2020 MODERATE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares       Value           Description                                   Shares       Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 102.1%                                        Value-Mid Cap - 1.5%
                                                                           Old Mutual TS&W Mid-Cap Value Fund               833   $      5,325
Emerging Market-Equity - 2.5%                                                                                                     ______________
Old Mutual Clay Finlay Emerging
   Markets Fund                                  857   $      8,815        Total Value-Mid Cap                                           5,325
                                                       ______________      _____________________________________________________________________

Total Emerging Market-Equity                                  8,815        Value-Small Cap - 2.2%
_____________________________________________________________________      Old Mutual Discover Value Fund                 1,151          8,045
                                                                                                                                  ______________
Government/Corporate - 39.6%
Old Mutual Barrow Hanley Core                                              Total Value-Small Cap                                         8,045
   Bond Fund                                   6,540         67,101                                                               ______________
Old Mutual Dwight High Yield Fund              3,967         37,134
Old Mutual Dwight Intermediate                                             Total Affiliated Mutual Funds (Cost $411,169)               364,602
   Fixed Income Fund                           1,466         14,586        _____________________________________________________________________
Old Mutual Dwight Short Term Fixed
   Income Fund                                    65            637        Money Market Fund - 1.4%
Old Mutual International Bond Fund             2,626         21,981
                                                       ______________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 0.411% (A)             4,787          4,787
Total Government/Corporate                                  141,439                                                               ______________
_____________________________________________________________________
                                                                           Total Money Market Fund (Cost $4,787)                         4,787
Growth - 4.3%                                                              _____________________________________________________________________
Old Mutual Advantage Growth Fund               2,179         12,658
Old Mutual Growth Fund*                          146          2,712        Total Investments - 103.5% (Cost $415,956)                  369,389
                                                       ______________      _____________________________________________________________________

Total Growth                                                 15,370        Other Assets and Liabilities, Net - (3.5)%                  (12,320)
_____________________________________________________________________      _____________________________________________________________________

Growth-Large Cap - 7.3%                                                    Total Net Assets - 100.0%                              $    357,069
Old Mutual Large Cap Growth Fund*              2,033         26,008        _____________________________________________________________________
                                                       ______________
                                                                           For descriptions of abbreviations and footnotes, please refer to
Total Growth-Large Cap                                       26,008        page 27.
_____________________________________________________________________

Growth-Small Cap - 0.9%
Old Mutual Strategic Small Company Fund*         439          3,299
                                                       ______________

Total Growth-Small Cap                                        3,299
_____________________________________________________________________

International Equity - 10.2%
Old Mutual International Equity Fund           5,137         36,420
                                                       ______________

Total International Equity                                   36,420
_____________________________________________________________________

Market Neutral-Equity - 6.3%
Old Mutual Analytic U.S. Long/Short Fund       2,476         22,533
                                                       ______________

Total Market Neutral-Equity                                  22,533
_____________________________________________________________________

Real Estate - 1.5%
Old Mutual Heitman Global Real Estate
   Securities Fund                               931          5,449
                                                       ______________

Total Real Estate                                             5,449
_____________________________________________________________________

Sector Fund-Real Estate - 0.8%
Old Mutual Heitman REIT Fund                     595          2,751
                                                       ______________

Total Sector Fund-Real Estate                                 2,751
_____________________________________________________________________

Value - 25.0%
Old Mutual Barrow Hanley Value Fund           15,076         70,403
Old Mutual Focused Fund                        1,072         18,745
                                                       ______________

Total Value                                                  89,148
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 6

OLD MUTUAL 2011-2020 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                     Annualized
                                                                               Inception     6 Month     1 Year       Inception
                                                                                 Date        Return*     Return        to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                            03/03/08       6.55%     (23.64)%       (18.90)%
Class A with load                                                              01/02/09        n/a        n/a           (1.88)%*
Class A without load                                                           01/02/09        n/a        n/a            4.14%*
Dow Jones Target 2015 Index                                                    03/03/08       5.33%      (9.14)%        (7.67)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.49% and 0.99%; and 47.86% and 1.49%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2011-2020 Aggressive Fund, Institutional Class	Dow Jones Target 2015 Index
3/3/2008	10,000	10,000
12/31/2008	7,109	8,508
6/30/2009	7,575	8,995

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        24.7%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       15.1%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                     8.6%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     7.8%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    7.7%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            5.3%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                           4.9%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.6%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          3.7%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          3.7%
___________________________________________________________________________________

As a % of Total Fund Investments                                           86.1%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	0.9%
Emerging Market-Equity	3.4%
Government/Corporate	18.3%
Growth	5.6%
Growth-Large Cap	5.3%
Growth-Small Cap	1.0%
International Equity	15.1%
Market Neutral-Equity	7.7%
Real Estate	2.2%
Sector Fund-Real Estate	0.8%
Value	32.5%
Value-Mid Cap	3.7%
Value-Small Cap	3.5%

                                                                 7

OLD MUTUAL 2011-2020 AGGRESSIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares       Value           Description                                   Shares       Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 102.5%                                        Value-Mid Cap - 3.8%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             1,907   $     12,183
Emerging Market-Equity - 3.6%                                                                                                     ______________
Old Mutual Clay Finlay Emerging
   Markets Fund                                1,093   $     11,253        Total Value-Mid Cap                                          12,183
                                                       ______________      _____________________________________________________________________

Total Emerging Market-Equity                                 11,253        Value-Small Cap - 3.7%
_____________________________________________________________________      Old Mutual Discover Value Fund                 1,658         11,587
                                                                                                                                  ______________
Government/Corporate - 18.9%
Old Mutual Barrow Hanley Core Bond Fund        2,738         28,095        Total Value-Small Cap                                        11,587
Old Mutual Dwight High Yield Fund              1,715         16,053                                                               ______________
Old Mutual Dwight Intermediate
   Fixed Income Fund                             332          3,305        Total Affiliated Mutual Funds (Cost $388,707)               324,742
Old Mutual Dwight Short Term                                               _____________________________________________________________________
   Fixed Income Fund                              40            391
Old Mutual International Bond Fund             1,440         12,057        Money Market Fund - 0.9%
                                                       ______________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 0.411% (A)             2,767          2,767
Total Government/Corporate                                   59,901                                                               ______________
_____________________________________________________________________
                                                                           Total Money Market Fund (Cost $2,767)                         2,767
Growth - 5.8%                                                              _____________________________________________________________________
Old Mutual Advantage Growth Fund               2,571         14,937
Old Mutual Growth Fund*                          182          3,370        Total Investment - 103.4% (Cost $391,474)                   327,509
                                                       ______________      _____________________________________________________________________

Total Growth                                                 18,307        Other Assets and Liabilities, Net - (3.4)%                  (10,848)
_____________________________________________________________________      _____________________________________________________________________

Growth-Large Cap - 5.4%                                                    Total Net Assets - 100.0%                              $    316,661
Old Mutual Large Cap Growth Fund*              1,348         17,244        _____________________________________________________________________
                                                       ______________
                                                                           For descriptions of abbreviations and footnotes, please refer to
Total Growth-Large Cap                                       17,244        page 27.
_____________________________________________________________________

Growth-Small Cap - 1.0%
Old Mutual Strategic Small Company Fund*         432          3,246
                                                       ______________

Total Growth-Small Cap                                        3,246
_____________________________________________________________________

International Equity - 15.6%
Old Mutual International Equity Fund           6,992         49,571
                                                       ______________

Total International Equity                                   49,571
_____________________________________________________________________

Market Neutral-Equity - 8.0%
Old Mutual Analytic U.S. Long/Short Fund       2,771         25,220
                                                       ______________

Total Market Neutral-Equity                                  25,220
_____________________________________________________________________

Real Estate - 2.3%
Old Mutual Heitman Global
   Real Estate Securities Fund                 1,226          7,173
                                                       ______________

Total Real Estate                                             7,173
_____________________________________________________________________

Sector Fund-Real Estate - 0.8%
Old Mutual Heitman REIT Fund                     536          2,475
                                                       ______________

Total Sector Fund-Real Estate                                 2,475
_____________________________________________________________________

Value - 33.6%
Old Mutual Barrow Hanley Value Fund           17,333         80,945
Old Mutual Focused Fund                        1,466         25,637
                                                       ______________

Total Value                                                 106,582
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 8

OLD MUTUAL 2021-2030 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                     Annualized
                                                                               Inception     6 Month     1 Year       Inception
                                                                                 Date        Return*     Return        to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                            03/03/08       6.61%     (14.16)%       (11.25)%
Class A with load                                                              01/02/09        n/a        n/a           (1.20)%*
Class A without load                                                           01/02/09        n/a        n/a            4.79%*
Dow Jones Target 2025 Index                                                    03/03/08       7.52%     (16.84)%       (13.71)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.48% and 0.92%; and 47.74% and 1.37%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2021-2030 Conservative Fund, Institutional Class	Dow Jones Target 2025 Index
3/3/2008	10,000	10,000
12/31/2008	8,007	7,606
6/30/2009	8,537	8,224

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                    21.0%
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        17.5%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       10.5%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                           9.8%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          8.1%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            5.2%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    4.5%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     4.3%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            3.6%
___________________________________________________________________________________

Old Mutual Dwight Intermediate Fixed Income Fund                            3.5%
___________________________________________________________________________________

As a % of Total Fund Investments                                           88.0%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	2.4%
Government/Corporate	42.6%
Growth	4.0%
Growth-Large Cap	5.1%
Growth-Small Cap	0.9%
International Equity	10.5%
Market Neutral-Equity	4.5%
Cash Equivalents	0.8%
Real Estate	1.9%
Sector Fund-Real Estate	0.7%
Value	21.8%
Value-Mid Cap	2.5%
Value-Small Cap	2.3%

                                                                 9

OLD MUTUAL 2021-2030 CONSERVATIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares       Value           Description                                   Shares       Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 102.9%                                        Value-Mid Cap - 2.6%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             1,450   $      9,262
Emerging Market-Equity - 2.5%                                                                                                     ______________
Old Mutual Clay Finlay
   Emerging Markets Fund                         863   $      8,876        Total Value-Mid Cap                                           9,262
                                                       ______________      _____________________________________________________________________

Total Emerging Market-Equity                                  8,876        Value-Small Cap - 2.3%
_____________________________________________________________________      Old Mutual Discover Value Fund                 1,197          8,370
                                                                                                                                  ______________
Government/Corporate - 44.2%
Old Mutual Barrow Hanley                                                   Total Value-Small Cap                                         8,370
   Core Bond Fund                              7,588         77,855                                                               ______________
Old Mutual Dwight High Yield Fund              3,898         36,490
Old Mutual Dwight Intermediate                                             Total Affiliated Mutual Funds (Cost $412,449)               367,369
   Fixed Income Fund                           1,306         12,991        _____________________________________________________________________
Old Mutual Dwight Short Term
   Fixed Income Fund                              53            519        Money Market Fund - 0.9%
Old Mutual International Bond Fund             3,566         29,843        Dreyfus Cash Management Fund,
                                                       ______________         Institutional Class, 0.411% (A)             3,160          3,160
                                                                                                                                  ______________
Total Government/Corporate                                  157,698
_____________________________________________________________________      Total Money Market Fund (Cost $3,160)                         3,160
                                                                           _____________________________________________________________________
Growth - 4.1%
Old Mutual Advantage Growth Fund               2,275         13,219        Total Investments - 103.8% (Cost $415,609)                  370,529
Old Mutual Growth Fund*                           78          1,453        _____________________________________________________________________
                                                       ______________
                                                                           Other Assets and Liabilities, Net - (3.8)%                  (13,648)
Total Growth                                                 14,672        _____________________________________________________________________
_____________________________________________________________________
                                                                           Total Net Assets - 100.0%                              $    356,881
Growth-Large Cap - 5.4%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund*              1,494         19,103
                                                       ______________      For descriptions of abbreviations and footnotes, please refer to page 27.
Total Growth-Large Cap                                       19,103
_____________________________________________________________________

Growth-Small Cap - 0.9%
Old Mutual Strategic Small Company Fund*         435          3,274
                                                       ______________

Total Growth-Small Cap                                        3,274
_____________________________________________________________________

International Equity - 10.9%
Old Mutual International Equity Fund           5,492         38,941
                                                       ______________

Total International Equity                                   38,941
_____________________________________________________________________

Market Neutral-Equity - 4.7%
Old Mutual Analytic U.S. Long/Short Fund       1,840         16,740
                                                       ______________

Total Market Neutral-Equity                                  16,740
_____________________________________________________________________

Real Estate - 2.0%
Old Mutual Heitman Global
   Real Estate Securities Fund                 1,234          7,219
                                                       ______________

Total Real Estate                                             7,219
_____________________________________________________________________

Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund                     540          2,496
                                                       ______________

Total Sector Fund-Real Estate                                 2,496
_____________________________________________________________________

Value - 22.6%
Old Mutual Barrow Hanley Value Fund           13,902         64,923
Old Mutual Focused Fund                          903         15,795
                                                       ______________

Total Value                                                  80,718
_____________________________________________________________________
`
The accompanying notes are an integral part of the financial statements.

                                                                 10

OLD MUTUAL 2021-2030 MODERATE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         6.31%        (22.60)%      (18.07)%
Class A with load                                                      01/02/09          n/a            n/a         (1.99)%*
Class A without load                                                   01/02/09          n/a            n/a          3.93%*
Dow Jones Target 2025 Index                                            03/03/08         7.52%        (16.84)%      (13.71)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.48% and 0.99%; and 47.86% and 1.49%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2021-2030 Moderate Fund, Institutional Class	Dow Jones Target 2025 Index
3/3/2008	10,000	10,000
12/31/2008	7,222	7,606
6/30/2009	7,678	8,224

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        23.4%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       15.3%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                    10.4%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     7.2%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    7.0%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                           5.4%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            5.3%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          4.7%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.5%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                3.5%
___________________________________________________________________________________

As a % of Total Fund Investments                                           86.7%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	3.5%
Government/Corporate	22.5%
Growth	6.1%
Growth-Large Cap	5.3%
Growth-Small Cap	1.0%
International Equity	15.3%
Market Neutral-Equity	7.0%
Cash Equivalents	0.8%
Real Estate	1.5%
Sector Fund-Real Estate	0.7%
Value	30.6%
Value-Mid Cap	2.9%
Value-Small Cap	2.8%

                                                                 11

OLD MUTUAL 2021-2030 MODERATE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 102.6%                                       Value-Mid Cap - 3.0%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             1,509   $      9,646
Emerging Market-Equity - 3.6%                                                                                                     ______________
Old Mutual Clay Finlay Emerging
   Markets Fund                                1,139   $     11,715        Total Value-Mid Cap                                           9,646
                                                       ______________      _____________________________________________________________________

Total Emerging Market-Equity                                 11,715        Value-Small Cap - 2.9%
_____________________________________________________________________      Old Mutual Discover Value Fund                 1,333          9,320
                                                                                                                                  ______________
Government/Corporate - 23.3%
Old Mutual Barrow Hanley                                                   Total Value-Small Cap                                         9,320
   Core Bond Fund                              3,379         34,667                                                               ______________
Old Mutual Dwight High Yield Fund              1,899         17,779
Old Mutual Dwight Intermediate Fixed                                       Total Affiliated Mutual Funds (Cost $388,893)               329,455
   Income Fund                                   652          6,488        _____________________________________________________________________
Old Mutual International Bond Fund             1,886         15,785
                                                       ______________      Money Market Fund - 0.9%
                                                                           Dreyfus Cash Management Fund,
Total Government/Corporate                                   74,719           Institutional Class, 0.411% (A)             2,808          2,808
_____________________________________________________________________                                                             ______________

Growth - 6.3%                                                              Total Money Market Fund (Cost $2,808)                         2,808
Old Mutual Advantage Growth Fund               2,564         14,898        _____________________________________________________________________
Old Mutual Growth Fund*                          280          5,194
                                                       ______________      Total Investments - 103.5% (Cost $391,701)                  332,263
                                                                           _____________________________________________________________________
Total Growth                                                 20,092
_____________________________________________________________________      Other Assets and Liabilities, Net - (3.5)%                  (11,145)
                                                                           _____________________________________________________________________
Growth-Large Cap - 5.5%
Old Mutual Large Cap Growth Fund*              1,374         17,574        Total Net Assets - 100.0%                              $    321,118
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                       17,574        For descriptions of abbreviations and footnotes, please refer to
_____________________________________________________________________      page 27.

Growth-Small Cap - 1.0%
Old Mutual Strategic Small Company Fund*         432          3,246
                                                       ______________

Total Growth-Small Cap                                        3,246
_____________________________________________________________________

International Equity - 15.8%
Old Mutual International Equity Fund           7,153         50,711
                                                       ______________

Total International Equity                                   50,711
_____________________________________________________________________

Market Neutral-Equity - 7.3%
Old Mutual Analytic U.S. Long/Short Fund       2,572         23,406
                                                       ______________

Total Market Neutral-Equity                                  23,406
_____________________________________________________________________

Real Estate - 1.5%
Old Mutual Heitman Global Real Estate
   Securities Fund                               848          4,960
                                                       ______________

Total Real Estate                                             4,960
_____________________________________________________________________

Sector Fund-Real Estate - 0.8%
Old Mutual Heitman REIT Fund                     537          2,480
                                                       ______________

Total Sector Fund-Real Estate                                 2,480
_____________________________________________________________________

Value - 31.6%
Old Mutual Barrow Hanley Value Fund           16,617         77,601
Old Mutual Focused Fund                        1,371         23,985
                                                       ______________

Total Value                                                 101,586
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 12

OLD MUTUAL 2021-2030 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         6.32%        (28.82)%      (23.20)%
Class A with load                                                      01/02/09          n/a            n/a         (2.69)%*
Class A without load                                                   01/02/09          n/a            n/a          3.30%*
Dow Jones Target 2025 Index                                            03/03/08         7.52%        (16.84)%      (13.71)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.60% and 1.05%; and 47.92% and 1.55%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2021-2030 Aggressive Fund, Institutional Class	Dow Jones Target 2025 Index
3/3/2008	10,000	10,000
12/31/2008	6,628	7,606
6/30/2009	7,047	8,224

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        25.5%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       20.5%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                   10.3%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     9.6%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            6.2%
___________________________________________________________________________________

Old Mutual Discover Value Fund                                              4.7%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          4.6%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.6%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                3.7%
___________________________________________________________________________________

Old Mutual Strategic Small Company Fund                                     2.0%
___________________________________________________________________________________

As a % of Total Fund Investments                                           91.7%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	3.7%
Government/Corporate	4.9%
Growth	5.4%
Growth-Large Cap	6.2%
Growth-Small Cap	2.0%
International Equity	20.5%
Market Neutral-Equity	10.3%
Cash Equivalents	0.8%
Real Estate	1.2%
Sector Fund-Real Estate	0.6%
Value	35.1%
Value-Mid Cap	4.6%
Value-Small Cap	4.7%

                                                                 13

OLD MUTUAL 2021-2030 AGGRESSIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 102.5%                                       Value - 36.3%
                                                                           Old Mutual Barrow Hanley Value Fund           16,648   $     77,745
Emerging Market-Equity - 3.8%                                              Old Mutual Focused Fund                        1,672         29,239
Old Mutual Clay Finlay Emerging                                                                                                   ______________
   Markets Fund                                1,101   $     11,332
                                                       ______________      Total Value                                                 106,984
                                                                           _____________________________________________________________________
Total Emerging Market-Equity                                 11,332
_____________________________________________________________________      Value-Mid Cap - 4.8%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             2,209         14,115
Government/Corporate - 5.0%                                                                                                       ______________
Old Mutual Barrow Hanley
   Core Bond Fund                                467          4,787        Total Value-Mid Cap                                          14,115
Old Mutual Dwight High Yield Fund                515          4,823        _____________________________________________________________________
Old Mutual Dwight Intermediate Fixed
   Income Fund                                    94            938        Value-Small Cap - 4.8%
Old Mutual International Bond Fund               516          4,320        Old Mutual Discover Value Fund                 2,050         14,329
                                                       ______________                                                             ______________

Total Government/Corporate                                   14,868        Total Value-Small Cap                                        14,329
_____________________________________________________________________                                                             ______________

Growth - 5.6%                                                              Total Affiliated Mutual Funds (Cost $374,862)               302,331
Old Mutual Advantage Growth Fund               2,401         13,949        _____________________________________________________________________
Old Mutual Growth Fund*                          135          2,496
                                                       ______________      Money Market Fund - 0.9%
                                                                           Dreyfus Cash Management Fund,
Total Growth                                                 16,445           Institutional Class, 0.411% (A)             2,551          2,551
_____________________________________________________________________                                                             ______________

Growth-Large Cap - 6.4%                                                    Total Money Market Fund (Cost $2,551)                         2,551
Old Mutual Large Cap Growth Fund*              1,468         18,776        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 103.4% (Cost $377,413)                  304,882
Total Growth-Large Cap                                       18,776        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (3.4)%                  (10,052)
Growth-Small Cap - 2.1%                                                    _____________________________________________________________________
Old Mutual Strategic Small Company Fund*         814          6,121
                                                       ______________      Total Net Assets - 100.0%                              $    294,830
                                                                           _____________________________________________________________________
Total Growth-Small Cap                                        6,121
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 27.
International Equity - 21.2%
Old Mutual International Equity Fund           8,811         62,471
                                                       ______________

Total International Equity                                   62,471
_____________________________________________________________________

Market Neutral-Equity - 10.7%
Old Mutual Analytic
   U.S. Long/Short Fund                        3,470         31,580
                                                       ______________

Total Market Neutral-Equity                                  31,580
_____________________________________________________________________

Real Estate - 1.2%
Old Mutual Heitman Global Real Estate
   Securities Fund                               607          3,549
                                                       ______________

Total Real Estate                                             3,549
_____________________________________________________________________

Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund                     381          1,761
                                                       ______________

Total Sector Fund-Real Estate                                 1,761
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 14

OLD MUTUAL 2031-2040 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         7.56%        (16.25)%      (12.93)%
Class A with load                                                      01/02/09          n/a            n/a         (0.36)%*
Class A without load                                                   01/02/09          n/a            n/a          5.76%*
Dow Jones Target 2035 Index                                            03/03/08         9.46%        (22.39)%      (18.17)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.89% and 0.95%; and 47.77% and 1.40%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2031-2040 Conservative Fund, Institutional Class	Dow Jones Target 2035 Index
3/3/2008	10,000	10,000
12/31/2008	7,738	6,953
6/30/2009	8,322	7,665

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        16.5%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                    16.2%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       14.2%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          8.2%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                           7.6%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            6.7%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    4.9%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     4.6%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          3.8%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                3.2%
___________________________________________________________________________________

As a % of Total Fund Investments                                           85.9%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	3.1%
Government/Corporate	35.0%
Growth	3.7%
Growth-Large Cap	6.7%
Growth-Small Cap	1.2%
International Equity	14.2%
Market Neutral-Equity	4.9%
Cash Equivalents	0.9%
Real Estate	1.8%
Sector Fund-Real Estate	0.6%
Value	21.1%
Value-Mid Cap	3.8%
Value-Small Cap	3.0%

                                                                 15

OLD MUTUAL 2031-2040 CONSERVATIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 103.1%                                       Value - 22.0%
                                                                           Old Mutual Barrow Hanley Value Fund           12,776   $     59,663
Emerging Market-Equity - 3.3%                                              Old Mutual Focused Fund                          960         16,789
Old Mutual Clay Finlay Emerging                                                                                                   ______________
   Markets Fund                                1,108   $     11,396
                                                       ______________      Total Value                                                  76,452
                                                                           _____________________________________________________________________
Total Emerging Market-Equity                                 11,396
_____________________________________________________________________      Value-Mid Cap - 3.9%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             2,131         13,617
Government/Corporate - 36.4%                                                                                                      ______________
Old Mutual Barrow Hanley
   Core Bond Fund                              5,704         58,527        Total Value-Mid Cap                                          13,617
Old Mutual Dwight High Yield Fund              2,948         27,591        _____________________________________________________________________
Old Mutual Dwight Intermediate Fixed
   Income Fund                                 1,077         10,719        Value-Small Cap - 3.1%
Old Mutual International Bond Fund             3,563         29,821        Old Mutual Discover Value Fund                 1,545         10,799
                                                       ______________                                                             ______________

Total Government/Corporate                                  126,658        Total Value-Small Cap                                        10,799
_____________________________________________________________________                                                             ______________

Growth - 3.8%                                                              Total Affiliated Mutual Funds (Cost $405,741)               358,952
Old Mutual Advantage Growth Fund               1,807         10,497        _____________________________________________________________________
Old Mutual Growth Fund*                          154          2,862
                                                       ______________      Money Market Fund - 0.9%
                                                                           Dreyfus Cash Management Fund,
Total Growth                                                 13,359           Institutional Class, 0.411% (A)             3,078          3,078
_____________________________________________________________________                                                             ______________

Growth-Large Cap - 7.0%                                                    Total Money Market Fund (Cost $3,078)                         3,078
Old Mutual Large Cap Growth Fund*              1,898         24,279        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 104.0% (Cost $408,819)                  362,030
Total Growth-Large Cap                                       24,279        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (4.0)%                  (13,981)
Growth-Small Cap - 1.3%                                                    _____________________________________________________________________
Old Mutual Strategic Small Company Fund*         603          4,536
                                                       ______________      Total Net Assets - 100.0%                              $    348,049
                                                                           _____________________________________________________________________
Total Growth-Small Cap                                        4,536
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 27.
International Equity - 14.8%
Old Mutual International Equity Fund           7,269         51,536
                                                       ______________

Total International Equity                                   51,536
_____________________________________________________________________

Market Neutral-Equity - 5.1%
Old Mutual Analytic U.S. Long/Short Fund       1,952         17,763
                                                       ______________

Total Market Neutral-Equity                                  17,763
_____________________________________________________________________

Real Estate - 1.8%
Old Mutual Heitman Global Real Estate
   Securities Fund                             1,108          6,480
                                                       ______________

Total Real Estate                                             6,480
_____________________________________________________________________

Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund                     449          2,077
                                                       ______________

Total Sector Fund-Real Estate                                 2,077
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 16

OLD MUTUAL 2031-2040 MODERATE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         7.01%        (25.42)%      (20.27)%
Class A with load                                                      01/02/09          n/a            n/a         (1.65)%*
Class A without load                                                   01/02/09          n/a            n/a          4.38%*
Dow Jones Target 2035 Index                                            03/03/08         9.46%        (22.39)%      (18.17)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 34.35% and 1.02%; and 47.89% and 1.52%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2031-2040 Moderate Fund, Institutional Class	Dow Jones Target 2035 Index
3/3/2008	10,000	10,000
12/31/2008	6,920	6,953
6/30/2009	7,405	7,665

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        21.7%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       19.2%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    7.9%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     7.8%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            6.2%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                     5.2%
___________________________________________________________________________________

Old Mutual Discover Value Fund                                              4.9%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.2%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          4.1%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                4.1%
___________________________________________________________________________________

As a % of Total Fund Investments                                           85.3%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	4.1%
Government/Corporate	14.6%
Growth	5.3%
Growth-Large Cap	6.2%
Growth-Small Cap	1.8%
International Equity	19.2%
Market Neutral-Equity	7.8%
Cash Equivalents	0.8%
Real Estate	1.1%
Sector Fund-Real Estate	0.6%
Value	29.5%
Value-Mid Cap	4.1%
Value-Small Cap	4.9%

                                                                 17

OLD MUTUAL 2031-2040 MODERATE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 103.1%                                       Value - 30.7%
                                                                           Old Mutual Barrow Hanley Value Fund           14,967   $     69,895
Emerging Market-Equity - 4.2%                                              Old Mutual Focused Fund                        1,433         25,071
Old Mutual Clay Finlay Emerging                                                                                                   ______________
   Markets Fund                                1,275   $     13,119
                                                       ______________      Total Value                                                  94,966
                                                                           _____________________________________________________________________
Total Emerging Market-Equity                                 13,119
_____________________________________________________________________      Value-Mid Cap - 4.3%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             2,075         13,259
Government/Corporate - 15.1%                                                                                                      ______________
Old Mutual Barrow Hanley Core
   Bond Fund                                   1,634         16,770        Total Value-Mid Cap                                          13,259
Old Mutual Dwight High Yield Fund              1,132         10,597        _____________________________________________________________________
Old Mutual Dwight Intermediate Fixed
   Income Fund                                   701          6,978        Value-Small Cap - 5.1%
Old Mutual International Bond Fund             1,502         12,568        Old Mutual Discover Value Fund                 2,276         15,911
                                                       ______________                                                             ______________

Total Government/Corporate                                   46,913        Total Value-Small Cap                                        15,911
_____________________________________________________________________                                                             ______________

Growth - 5.5%                                                              Total Affiliated Mutual Funds (Cost $386,149)               319,336
Old Mutual Advantage Growth Fund               2,330         13,537        _____________________________________________________________________
Old Mutual Growth Fund*                          188          3,475
                                                       ______________      Money Market Fund - 0.9%
                                                                           Dreyfus Cash Management Fund,
Total Growth                                                 17,012           Institutional Class, 0.411% (A)             2,699          2,699
_____________________________________________________________________                                                             ______________

Growth-Large Cap - 6.4%                                                    Total Money Market Fund (Cost $2,699)                         2,699
Old Mutual Large Cap Growth Fund*              1,554         19,870        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 104.0% (Cost $388,848)                  322,035
Total Growth-Large Cap                                       19,870        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (4.0)%                  (12,490)
Growth-Small Cap - 1.9%                                                    _____________________________________________________________________
Old Mutual Strategic Small Company Fund*         767          5,770
                                                       ______________      Total Net Assets - 100.0%                              $    309,545
                                                                           _____________________________________________________________________
Total Growth-Small Cap                                        5,770
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 27.
International Equity - 20.0%
Old Mutual International Equity Fund           8,731         61,904
                                                       ______________

Total International Equity                                   61,904
_____________________________________________________________________

Market Neutral-Equity - 8.2%
Old Mutual Analytic U.S. Long/Short Fund       2,775         25,252
                                                       ______________

Total Market Neutral-Equity                                  25,252
_____________________________________________________________________

Real Estate - 1.1%
Old Mutual Heitman Global Real Estate
   Securities Fund                               611          3,574
                                                       ______________

Total Real Estate                                             3,574
_____________________________________________________________________

Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund                     387          1,786
                                                       ______________

Total Sector Fund-Real Estate                                 1,786
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 18

OLD MUTUAL 2031-2040 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         6.55%        (29.87)%      (24.06)%
Class A with load                                                      01/02/09          n/a            n/a         (2.58)%*
Class A without load                                                   01/02/09          n/a            n/a          3.34%*
Dow Jones Target 2035 Index                                            03/03/08         9.46%        (22.39)%      (18.17)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 34.12% and 1.05%; and 47.92% and 1.55%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2031-2040 Aggressive Fund, Institutional Class	Dow Jones Target 2035 Index
3/3/2008	10,000	10,000
12/31/2008	6,516	6,953
6/30/2009	6,943	7,665

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        25.4%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       22.1%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                   10.7%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     9.8%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            6.2%
___________________________________________________________________________________

Old Mutual Discover Value Fund                                              5.5%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.6%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                4.3%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          3.3%
___________________________________________________________________________________

Old Mutual Strategic Small Company Fund                                     2.2%
___________________________________________________________________________________

As a % of Total Fund Investments                                           94.1%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	4.3%
Government/Corporate	2.0%
Growth	5.6%
Growth-Large Cap	6.2%
Growth-Small Cap	2.2%
International Equity	22.1%
Market Neutral-Equity	10.7%
Cash Equivalents	0.8%
Real Estate	1.5%
Sector Fund-Real Estate	0.6%
Value	35.2%
Value-Mid Cap	3.3%
Value-Small Cap	5.5%

                                                                 19

OLD MUTUAL 2031-2040 AGGRESSIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 103.1%                                       Value-Small Cap - 5.7%
                                                                           Old Mutual Discover Value Fund                 2,373   $     16,588
Emerging Market-Equity - 4.5%                                                                                                     ______________
Old Mutual Clay Finlay Emerging
   Markets Fund                                1,265   $     13,013        Total Value-Small Cap                                        16,588
                                                       ______________                                                             ______________

Total Emerging Market-Equity                                 13,013        Total Affiliated Mutual Funds (Cost $374,593)               299,558
_____________________________________________________________________      _____________________________________________________________________

Government/Corporate - 2.0%                                                Money Market Fund - 0.9%
Old Mutual Barrow Hanley                                                   Dreyfus Cash Management Fund,
   Core Bond Fund                                471          4,834           Institutional Class, 0.411% (A)             2,509          2,509
Old Mutual Dwight High Yield Fund                  5             45                                                               ______________
Old Mutual International Bond Fund               129          1,079
                                                       ______________      Total Money Market Fund (Cost $2,509)                         2,509
                                                                           _____________________________________________________________________
Total Government/Corporate                                    5,958
_____________________________________________________________________      Total Investments - 104.0% (Cost $377,102)                  302,067
                                                                           _____________________________________________________________________
Growth - 5.8%
Old Mutual Advantage Growth Fund               2,397         13,925        Other Assets and Liabilities, Net - (4.0)%                  (11,693)
Old Mutual Growth Fund*                          156          2,889        _____________________________________________________________________
                                                       ______________
                                                                           Total Net Assets - 100.0%                              $    290,374
Total Growth                                                 16,814        _____________________________________________________________________
_____________________________________________________________________
                                                                           For descriptions of abbreviations and footnotes, please refer to
Growth-Large Cap - 6.4%                                                    page 27.
Old Mutual Large Cap Growth Fund*              1,457         18,636
                                                       ______________

Total Growth-Large Cap                                       18,636
_____________________________________________________________________

Growth-Small Cap - 2.3%
Old Mutual Strategic Small Company Fund*         884          6,646
                                                       ______________

Total Growth-Small Cap                                        6,646
_____________________________________________________________________

International Equity - 23.0%
Old Mutual International Equity Fund           9,438         66,918
                                                       ______________

Total International Equity                                   66,918
_____________________________________________________________________

Market Neutral-Equity - 11.2%
Old Mutual Analytic U.S. Long/Short Fund       3,562         32,416
                                                       ______________

Total Market Neutral-Equity                                  32,416
_____________________________________________________________________

Real Estate - 1.6%
Old Mutual Heitman Global Real Estate
   Securities Fund                               801          4,684
                                                       ______________

Total Real Estate                                             4,684
_____________________________________________________________________

Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund                     385          1,781
                                                       ______________

Total Sector Fund-Real Estate                                 1,781
_____________________________________________________________________

Value - 36.6%
Old Mutual Barrow Hanley Value Fund           16,431         76,732
Old Mutual Focused Fund                        1,689         29,541
                                                       ______________

Total Value                                                 106,273
_____________________________________________________________________

Value-Mid Cap - 3.4%
Old Mutual TS&W Mid-Cap Value Fund             1,538          9,831
                                                       ______________

Total Value-Mid Cap                                           9,831
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 20

OLD MUTUAL 2041-2050 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         7.69%        (18.90)%      (15.00)%
Class A with load                                                      01/02/09          n/a            n/a         (0.60)%*
Class A without load                                                   01/02/09          n/a            n/a          5.42%*
Dow Jones Target 2045 Index                                            03/03/08        10.05%        (23.81)%      (19.33)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 33.95% and 0.97%; and 47.79% and 1.42%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2041-2050 Conservative Fund, Institutional Class	Dow Jones Target 2045 Index
3/3/2008	10,000	10,000
12/31/2008	7,486	6,784
6/30/2009	8,062	7,521

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual International Equity Fund                                       17.3%
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        16.1%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                    12.8%
___________________________________________________________________________________

Old Mutual International Bond Fund                                          8.4%
___________________________________________________________________________________

Old Mutual Dwight High Yield Fund                                           6.7%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            5.8%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    5.1%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     4.9%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          4.3%
___________________________________________________________________________________

Old Mutual Discover Value Fund                                              4.0%
___________________________________________________________________________________

As a % of Total Fund Investments                                           85.4%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	0.9%
Emerging Market-Equity	3.7%
Government/Corporate	30.0%
Growth	4.1%
Growth-Large Cap	5.7%
Growth-Small Cap	1.9%
International Equity	17.3%
Market Neutral-Equity	5.1%
Real Estate	1.4%
Sector Fund-Real Estate	0.4%
Value	21.0%
Value-Mid Cap	4.3%
Value-Small Cap	4.2%

                                                                 21

OLD MUTUAL 2041-2050 CONSERVATIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________   _____________________________________________________________________

Description                               Shares           Value        Description                               Shares           Value
_____________________________________________________________________   _____________________________________________________________________

Affiliated Mutual Funds (1) - 102.7%                                    Value-Mid Cap - 4.5%
                                                                        Old Mutual TS&W Mid-Cap Value Fund             2,483   $     15,864
Emerging Market-Equity - 3.8%                                                                                                  ______________
Old Mutual Clay Finlay
   Emerging Markets Fund                       1,326   $     13,647     Total Value-Mid Cap                                          15,864
                                                       ______________   _____________________________________________________________________

Total Emerging Market-Equity                                 13,647     Value-Small Cap - 4.3%
_____________________________________________________________________   Old Mutual Discover Value Fund                 2,096         14,654
                                                                        Old Mutual TS&W Small Cap Fund                    57            740
Government/Corporate - 31.1%                                                                                                   ______________
Old Mutual Barrow
   Hanley Core Bond Fund                       4,623         47,434     Total Value-Small Cap                                        15,394
Old Mutual Dwight High Yield Fund              2,640         24,711                                                            ______________
Old Mutual Dwight Intermediate
   Fixed Income Fund                             749          7,456     Total Affiliated Mutual Funds (Cost $416,223)               365,464
Old Mutual International Bond Fund             3,700         30,969     _____________________________________________________________________
                                                       ______________
                                                                        Money Market Fund - 1.0%
Total Government/Corporate                                  110,570     Dreyfus Cash Management Fund,
_____________________________________________________________________      Institutional Class, 0.411% (A)             3,501          3,501
                                                                                                                               ______________
Growth - 4.2%
Old Mutual Advantage Growth Fund               2,055         11,941     Total Money Market Fund (Cost $3,501)                         3,501
Old Mutual Growth Fund*                          170          3,152     _____________________________________________________________________
                                                       ______________
                                                                        Total Investments - 103.7% (Cost $419,724)                  368,965
Total Growth                                                 15,093     _____________________________________________________________________
_____________________________________________________________________
                                                                        Other Assets and Liabilities, Net - (3.7)%                  (13,008)
Growth-Large Cap - 6.0%                                                 _____________________________________________________________________
Old Mutual Large Cap Growth Fund*              1,661         21,249
                                                       ______________   Total Net Assets - 100.0%                              $    355,957
                                                                        _____________________________________________________________________
Total Growth-Large Cap                                       21,249
_____________________________________________________________________   For descriptions of abbreviations and footnotes, please refer to page 27.
Growth-Small Cap - 1.9%
Old Mutual Strategic Small Company Fund*         919          6,909
                                                       ______________

Total Growth-Small Cap                                        6,909
_____________________________________________________________________

International Equity - 18.0%
Old Mutual International Equity Fund           9,019         63,943
                                                       ______________

Total International Equity                                   63,943
_____________________________________________________________________

Market Neutral-Equity - 5.3%
Old Mutual Analytic U.S. Long/Short Fund       2,060         18,742
                                                       ______________

Total Market Neutral-Equity                                  18,742
_____________________________________________________________________

Real Estate - 1.5%
Old Mutual Heitman Global
   Real Estate Securities Fund                   902          5,278
                                                       ______________

Total Real Estate                                             5,278
_____________________________________________________________________

Sector Fund-Real Estate - 0.4%
Old Mutual Heitman REIT Fund                     304          1,402
                                                       ______________

Total Sector Fund-Real Estate                                 1,402
_____________________________________________________________________

Value - 21.7%
Old Mutual Barrow Hanley Value Fund           12,712         59,364
Old Mutual Focused Fund                        1,030         18,009
                                                       ______________

Total Value                                                  77,373
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 22

OLD MUTUAL 2041-2050 MODERATE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         7.13%        (26.48)%      (21.18)%
Class A with load                                                      01/02/09          n/a            n/a         (1.54)%*
Class A without load                                                   01/02/09          n/a            n/a          4.45%*
Dow Jones Target 2045 Index                                            03/03/08        10.05%        (23.81)%      (19.33)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 34.28% and 1.03%; and 47.90% and 1.53%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2041-2050 Moderate Fund, Institutional Class	Dow Jones Target 2045 Index
3/3/2008	10,000	10,000
12/31/2008	6,808	6,784
6/30/2009	7,293	7,521

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual International Equity Fund                                       22.0%

___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        19.5%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     7.5%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                    7.5%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            6.5%
___________________________________________________________________________________

Old Mutual Discover Value Fund                                              5.7%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                5.1%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          4.9%
___________________________________________________________________________________

Old Mutual Barrow Hanley Core Bond Fund                                     4.3%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.1%
___________________________________________________________________________________

As a % of Total Fund Investments                                           87.1%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	0.9%
Emerging Market-Equity	5.1%
Government/Corporate	12.1%
Growth	5.0%
Growth-Large Cap	6.5%
Growth-Small Cap	1.6%
International Equity	22.0%
Market Neutral-Equity	7.5%
Real Estate	1.1%
Sector Fund-Real Estate	0.6%
Value	27.0%
Value-Mid Cap	4.9%
Value-Small Cap	5.7%

                                                                 23

OLD MUTUAL 2041-2050 MODERATE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 102.5%                                       Value-Mid Cap - 5.1%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             2,435   $     15,560
Emerging Market-Equity - 5.3%                                                                                                     ______________
Old Mutual Clay Finlay Emerging
   Markets Fund                                1,559   $     16,045        Total Value-Mid Cap                                          15,560
                                                       ______________      _____________________________________________________________________

Total Emerging Market-Equity                                 16,045        Value-Small Cap - 5.8%
_____________________________________________________________________      Old Mutual Discover Value Fund                 2,551         17,834
                                                                                                                                  ______________
Government/Corporate - 12.5%
Old Mutual Barrow Hanley                                                   Total Value-Small Cap                                        17,834
   Core Bond Fund                              1,325         13,591                                                               ______________
Old Mutual Dwight High Yield Fund              1,019          9,539
Old Mutual Dwight Intermediate                                             Total Affiliated Mutual Funds (Cost $380,544)               312,513
   Fixed Income Fund                             313          3,115        _____________________________________________________________________
Old Mutual International Bond Fund             1,431         11,980
                                                       ______________      Money Market Fund - 0.9%
                                                                           Dreyfus Cash Management Fund,
Total Government/Corporate                                   38,225           Institutional Class, 0.411% (A)             2,667          2,667
_____________________________________________________________________                                                             ______________

Growth - 5.2%                                                              Total Money Market Fund (Cost $2,667)                         2,667
Old Mutual Advantage Growth Fund               2,233         12,976        _____________________________________________________________________
Old Mutual Growth Fund*                          152          2,824
                                                       ______________      Total Investments - 103.4% (Cost $383,211)                  315,180
                                                                           _____________________________________________________________________
Total Growth                                                 15,800
_____________________________________________________________________      Other Assets and Liabilities, Net - (3.4)%                  (10,361)
                                                                           _____________________________________________________________________
Growth-Large Cap - 6.7%
Old Mutual Large Cap Growth Fund*              1,606         20,543        Total Net Assets - 100.0%                              $    304,819
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                       20,543        For descriptions of abbreviations and footnotes, please refer to
_____________________________________________________________________      page 27.

Growth-Small Cap - 1.7%
Old Mutual Strategic Small Company Fund*         681          5,118
                                                       ______________

Total Growth-Small Cap                                        5,118
_____________________________________________________________________

International Equity - 22.8%
Old Mutual International Equity Fund           9,794         69,440
                                                       ______________

Total International Equity                                   69,440
_____________________________________________________________________

Market Neutral-Equity - 7.7%
Old Mutual Analytic
   U.S. Long/Short Fund                        2,582         23,493
                                                       ______________

Total Market Neutral-Equity                                  23,493
_____________________________________________________________________

Real Estate - 1.2%
Old Mutual Heitman Global Real
   Estate Securities Fund                        614          3,591
                                                       ______________

Total Real Estate                                             3,591
_____________________________________________________________________

Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund                     388          1,791
                                                       ______________

Total Sector Fund-Real Estate                                 1,791
_____________________________________________________________________

Value - 27.9%
Old Mutual Barrow Hanley Value Fund           13,129         61,310
Old Mutual Focused Fund                        1,359         23,763
                                                       ______________

Total Value                                                  85,073
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 24

OLD MUTUAL 2041-2050 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009
____________________________________________________________________________________________________________________________________

                                                                                                                  Annualized
                                                                       Inception       6 Month        1 Year      Inception
                                                                         Date          Return*        Return       to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                    03/03/08         6.55%        (29.70)%      (23.86)%
Class A with load                                                      01/02/09          n/a            n/a         (2.44)%*
Class A without load                                                   01/02/09          n/a            n/a          3.50%*
Dow Jones Target 2045 Index                                            03/03/08        10.05%        (23.81)%      (19.33)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

Class A shares have a current maximum up-front sales charge of 5.75%. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Institutional Class and Class A shares (as reported in the supplement dated May 5,
2009 to the prospectus dated April 22, 2009) are 34.44% and 1.05%; and 47.92% and 1.55%, respectively. Expenses for Class A shares are based on estimated amounts.

Value of $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual 2041-2050 Aggressive Fund, Institutional Class	Dow Jones Target 2045
3/3/2008	10,000	10,000
12/31/2008	6,538	6,784
6/30/2009	6,966	7,521

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other share class will vary due to differences in charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Old Mutual Barrow Hanley Value Fund                                        25.5%
___________________________________________________________________________________

Old Mutual International Equity Fund                                       23.0%
___________________________________________________________________________________

Old Mutual Analytic U.S. Long/Short Fund                                   10.2%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     9.4%
___________________________________________________________________________________

Old Mutual Large Cap Growth Fund                                            6.7%
___________________________________________________________________________________

Old Mutual Discover Value Fund                                              5.2%
___________________________________________________________________________________

Old Mutual Advantage Growth Fund                                            4.1%
___________________________________________________________________________________

Old Mutual Clay Finlay Emerging Markets Fund                                4.1%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap Value Fund                                          3.5%
___________________________________________________________________________________

Old Mutual Strategic Small Company Fund                                     2.1%
___________________________________________________________________________________

As a % of Total Fund Investments                                           93.8%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Emerging Market-Equity	4.1%
Government/Corporate	2.4%
Growth	5.1%
Growth-Large Cap	6.7%
Growth-Small Cap	2.1%
International Equity	23.0%
Market Neutral-Equity	10.2%
Cash Equivalents	0.8%
Real Estate	1.5%
Sector Fund-Real Estate	0.6%
Value	34.9%
Value-Mid Cap	3.4%
Value-Small Cap	5.2%

                                                                 25

OLD MUTUAL 2041-2050 AGGRESSIVE FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 103.1%                                       Value-Mid Cap - 3.6%
                                                                           Old Mutual TS&W Mid-Cap Value Fund             1,637   $     10,458
Emerging Market-Equity - 4.3%                                                                                                     ______________
Old Mutual Clay Finlay Emerging
   Markets Fund                                1,217   $     12,528        Total Value-Mid Cap                                          10,458
                                                       ______________      _____________________________________________________________________

Total Emerging Market-Equity                                 12,528        Value-Small Cap - 5.4%
_____________________________________________________________________      Old Mutual Discover Value Fund                 2,272         15,882
                                                                                                                                  ______________
Government/Corporate - 2.4%
Old Mutual Barrow Hanley                                                   Total Value-Small Cap                                        15,882
   Core Bond Fund                                273          2,801                                                               ______________
Old Mutual Dwight High Yield Fund                239          2,241
Old Mutual International Bond Fund               249          2,081        Total Affiliated Mutual Funds (Cost $373,201)               300,748
                                                       ______________      _____________________________________________________________________

Total Government/Corporate                                    7,123        Money Market Fund - 0.9%
_____________________________________________________________________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 0.411% (A)             2,520          2,520
Growth - 5.3%                                                                                                                     ______________
Old Mutual Advantage Growth Fund               2,159         12,544
Old Mutual Growth Fund*                          156          2,888        Total Money Market Fund (Cost $2,520)                         2,520
                                                       ______________      _____________________________________________________________________

Total Growth                                                 15,432        Total Investments - 104.0% (Cost $375,721)                  303,268
_____________________________________________________________________      _____________________________________________________________________

Growth-Large Cap - 7.0%                                                    Other Assets and Liabilities, Net - (4.0)%                  (11,779)
Old Mutual Large Cap Growth Fund*              1,599         20,452        _____________________________________________________________________
                                                       ______________
                                                                           Total Net Assets - 100.0%                              $    291,489
Total Growth-Large Cap                                       20,452        _____________________________________________________________________
_____________________________________________________________________
                                                                           For descriptions of abbreviations and footnotes, please refer to
Growth-Small Cap - 2.2%                                                    page 27.
Old Mutual Strategic Small Company Fund*         850          6,392
                                                       ______________

Total Growth-Small Cap                                        6,392
_____________________________________________________________________

International Equity - 23.9%
Old Mutual International Equity Fund           9,825         69,662
                                                       ______________

Total International Equity                                   69,662
_____________________________________________________________________

Market Neutral-Equity - 10.6%
Old Mutual Analytic
   U.S. Long/Short Fund                        3,386         30,816
                                                       ______________

Total Market Neutral-Equity                                  30,816
_____________________________________________________________________

Real Estate - 1.5%
Old Mutual Heitman Global Real
   Estate Securities Fund                        771          4,509
                                                       ______________

Total Real Estate                                             4,509
_____________________________________________________________________

Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund                     371          1,713
                                                       ______________

Total Sector Fund-Real Estate                                 1,713
_____________________________________________________________________

Value - 36.3%
Old Mutual Barrow Hanley Value Fund           16,544         77,258
Old Mutual Focused Fund                        1,631         28,523
                                                       ______________

Total Value                                                 105,781
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 26

NOTES TO SCHEDULE OF INVESTMENTS
____________________________________________________________________________________________________________________________________

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

Other Information:

The Funds utilize various inputs in determining the value of their investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2009 in valuing the Fund's net assets were as follows (000):

Description                                                                    Level 1       Level 2       Level 3         Total
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund
   Investments
      Affiliated Mutual Funds                                                  $393,794         $-            $-          $393,794
      Money Market Fund                                                           3,417          -             -             3,417
____________________________________________________________________________________________________________________________________

   Total Investments                                                            397,211          -             -           397,211
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund
   Investments
      Affiliated Mutual Funds                                                   364,602          -             -           364,602
      Money Market Fund                                                           4,787          -             -             4,787
____________________________________________________________________________________________________________________________________

   Total Investments                                                            369,389          -             -           369,389
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Aggressive Fund
   Investments
      Affiliated Mutual Funds                                                   324,742          -             -           324,742
      Money Market Fund                                                           2,767          -             -             2,767
____________________________________________________________________________________________________________________________________

   Total Investments                                                            327,509          -             -           327,509
____________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Conservative Fund
   Investments
      Affiliated Mutual Funds                                                   367,369          -             -           367,369
      Money Market Fund                                                           3,160          -             -             3,160
____________________________________________________________________________________________________________________________________

   Total Investments                                                            370,529          -             -           370,529
____________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Moderate Fund
   Investments
      Affiliated Mutual Funds                                                   329,455          -             -           329,455
      Money Market Fund                                                           2,808          -             -             2,808
____________________________________________________________________________________________________________________________________

   Total Investments                                                            332,263          -             -           332,263
____________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Aggressive Fund
   Investments
      Affiliated Mutual Funds                                                   302,331          -             -           302,331
      Money Market Fund                                                           2,551          -             -             2,551
____________________________________________________________________________________________________________________________________

   Total Investments                                                            304,882          -             -           304,882
____________________________________________________________________________________________________________________________________

Old Mutual 2031-2040 Conservative Fund
   Investments
      Affiliated Mutual Funds                                                   358,952          -             -           358,952
      Money Market Fund                                                           3,078          -             -             3,078
____________________________________________________________________________________________________________________________________

   Total Investments                                                            362,030          -             -           362,030
____________________________________________________________________________________________________________________________________

                                                                 27

NOTES TO SCHEDULE OF INVESTMENTS - concluded

Description                                                                    Level 1       Level 2       Level 3         Total
____________________________________________________________________________________________________________________________________

Old Mutual 2031-2040 Moderate Fund
   Investments
      Affiliated Mutual Funds                                                  $319,336         $-            $-          $319,336
      Money Market Fund                                                           2,699          -             -             2,699
____________________________________________________________________________________________________________________________________

   Total Investments                                                            322,035          -             -           322,035
____________________________________________________________________________________________________________________________________

Old Mutual 2031-2040 Aggressive Fund
   Investments
      Affiliated Mutual Funds                                                   299,558          -             -           299,558
      Money Market Fund                                                           2,509          -             -             2,509
____________________________________________________________________________________________________________________________________

   Total Investments                                                            302,067          -             -           302,067
____________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Conservative Fund
   Investments
      Affiliated Mutual Funds                                                   365,464          -             -           365,464
      Money Market Fund                                                           3,501          -             -             3,501
____________________________________________________________________________________________________________________________________

   Total Investments                                                            368,965          -             -           368,965
____________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Moderate Fund
   Investments
      Affiliated Mutual Funds                                                   312,513          -             -           312,513
      Money Market Fund                                                           2,667          -             -             2,667
____________________________________________________________________________________________________________________________________

   Total Investments                                                            315,180          -             -           315,180
____________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Aggressive Fund
   Investments
      Affiliated Mutual Funds                                                   300,748          -             -           300,748
      Money Market Fund                                                           2,520          -             -             2,520
____________________________________________________________________________________________________________________________________

   Total Investments                                                            303,268          -             -           303,268
____________________________________________________________________________________________________________________________________

Refer to the "Security Valuation" section of Note 2 for further information.

                                                                 28

STATEMENTS OF ASSETS & LIABILITIES
AS OF JUNE 30, 2009 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                     Old Mutual            Old Mutual           Old Mutual
                                                                      2011-2020             2011-2020            2011-2020
                                                                  Conservative Fund       Moderate Fund       Aggressive Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment in Affiliated Funds, at cost                            $424,353              $411,169             $388,707
   Investment in Unaffiliated Funds, at cost                             3,417                 4,787                2,767
____________________________________________________________________________________________________________________________________

   Investment in Affiliated Funds, at value                           $393,794              $364,602             $324,742
   Investment in Unaffiliated Funds, at value                            3,417                 4,787                2,767
   Receivable from Investment Adviser                                    3,451                 3,509                3,275
   Receivable for Dividends from Affiliated Funds                        1,027                   656                  278
   Other Assets                                                          9,872                 9,564                9,217
____________________________________________________________________________________________________________________________________

      Total Assets                                                     411,561               383,118              340,279
____________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Management Fees                                              63                    73                   65
   Payable for Investment Securities Purchased                           1,025                   655                  277
   Payable for Trustees' Fees                                            9,950                 9,840                9,360
   Payable for Administration Fees                                          31                    29                   26
   Payable for Service Fees                                                  -                     -                    -
   Accrued Expenses                                                     17,474                15,452               13,890
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                 28,543                26,049               23,618
____________________________________________________________________________________________________________________________________

Net Assets                                                            $383,018              $357,069             $316,661
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)        $443,852              $436,874             $427,167
   Undistributed Net Investment Income                                     190                 5,018                2,998
   Accumulated Net Realized Loss on Investments                        (30,465)              (38,256)             (49,539)
   Net Unrealized Depreciation on Investments                          (30,559)              (46,567)             (63,965)
____________________________________________________________________________________________________________________________________

Net Assets                                                            $383,018              $357,069             $316,661
____________________________________________________________________________________________________________________________________

   Net Assets - Institutional Class                                   $381,955              $350,406             $315,599
   Net Assets - Class A                                                  1,063                 6,663                1,062
____________________________________________________________________________________________________________________________________

   Outstanding Shares of Beneficial Interest - Institutional Class      44,777                43,569               43,119
   Outstanding Shares of Beneficial Interest - Class A                     124                   830                  146
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share -
      Institutional Class*                                            $   8.53              $   8.04             $   7.32
____________________________________________________________________________________________________________________________________

Net Asset Value and Redemption Price Per Share - Class A*             $   8.56              $   8.03             $   7.30
____________________________________________________________________________________________________________________________________

Maximum Offering Price Per Share Class A**                            $   9.08              $   8.52             $   7.74
____________________________________________________________________________________________________________________________________

*Net assets divided by shares may not calculate to the stated NAV because the amounts are shown rounded.

**Maximum Offering Price Per Share is equal to Net Asset Value/94.25%

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 29

STATEMENTS OF ASSETS & LIABILITIES - concluded
AS OF JUNE 30, 2009 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                     Old Mutual            Old Mutual           Old Mutual
                                                                      2021-2030             2021-2030            2021-2030
                                                                  Conservative Fund       Moderate Fund       Aggressive Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment in Affiliated Funds, at cost                            $412,449              $388,893             $374,862
   Investment in Unaffiliated Funds, at cost                             3,160                 2,808                2,551
____________________________________________________________________________________________________________________________________

   Investment in Affiliated Funds, at value                           $367,369              $329,455             $302,331
   Investment in Unaffiliated Funds, at value                            3,160                 2,808                2,551
   Receivable from Investment Adviser                                    3,238                 3,285                3,176
   Receivable for Dividends from Affiliated Funds                          715                   341                   74
   Other Assets                                                          9,427                 9,303                9,037
____________________________________________________________________________________________________________________________________

      Total Assets                                                     383,909               345,192              317,169
____________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Management Fees                                              59                    66                   61
   Payable for Capital Shares Redeemed                                       -                     -                    -
   Payable for Investment Securities Purchased                             713                   339                   73
   Payable for Trustees' Fees                                           10,519                 9,854                9,998
   Payable for Administration Fees                                          29                    26                   24
   Payable for Service Fees                                                  -                     -                    -
   Accrued Expenses                                                     15,708                13,789               12,183
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                 27,028                24,074               22,339
____________________________________________________________________________________________________________________________________

Net Assets                                                            $356,881              $321,118             $294,830
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)        $439,077              $427,978             $423,080
   Undistributed Net Investment Income                                     127                 3,306                1,925
   Accumulated Net Realized Loss on Investments                        (37,243)              (50,728)             (57,644)
   Net Unrealized Depreciation on Investments                          (45,080)              (59,438)             (72,531)
____________________________________________________________________________________________________________________________________

Net Assets                                                            $356,881              $321,118             $294,830
____________________________________________________________________________________________________________________________________

   Net Assets - Institutional Class                                   $355,817              $320,057             $293,769
   Net Assets - Class A                                                  1,064                 1,061                1,061
____________________________________________________________________________________________________________________________________

   Outstanding Shares of Beneficial Interest - Institutional Class      44,351                43,174               42,555
   Outstanding Shares of Beneficial Interest - Class A                     132                   143                  154
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share -
      Institutional Class*                                            $   8.02              $   7.41             $   6.90
____________________________________________________________________________________________________________________________________

Net Asset Value and Redemption Price Per Share - Class A*             $   8.06              $   7.40             $   6.88
____________________________________________________________________________________________________________________________________

Maximum Offering Price Per Share Class A**                            $   8.56              $   7.85             $   7.30
____________________________________________________________________________________________________________________________________

*Net assets divided by shares may not calculate to the stated NAV because the amounts are shown rounded.

**Maximum Offering Price Per Share is equal to Net Asset Value/94.25%

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 30

____________________________________________________________________________________________________________________________________

    Old Mutual             Old Mutual            Old Mutual              Old Mutual             Old Mutual            Old Mutual
    2031-2040              2031-2040             2031-2040               2041-2050              2041-2050             2041-2050
Conservative Fund        Moderate Fund        Aggressive Fund        Conservative Fund        Moderate Fund        Aggressive Fund
____________________________________________________________________________________________________________________________________

     $405,741              $386,149              $374,593                $416,223               $380,544              $373,201
        3,078                 2,699                 2,509                   3,501                  2,667                 2,520
____________________________________________________________________________________________________________________________________

     $358,952              $319,336              $299,558                $365,464               $312,513              $300,748
        3,078                 2,699                 2,509                   3,501                  2,667                 2,520
        3,090                 2,963                 2,894                   3,118                  3,076                 2,886
          565                   215                    19                     471                    176                    36
        9,511                 9,192                 9,014                   9,378                 10,809                 9,022
____________________________________________________________________________________________________________________________________

      375,196               334,405               313,994                 381,932                329,241               315,212
____________________________________________________________________________________________________________________________________

           57                    64                    60                      56                     63                    60
            -                     -                     -                       -                      3                     -
          563                   214                    18                     469                    175                    35
       11,498                11,585                11,615                  11,795                 11,602                11,650
           29                    25                    24                      28                     25                    24
            -                     -                     -                       1                      -                     -
       15,000                12,972                11,903                  13,626                 12,554                11,954
____________________________________________________________________________________________________________________________________

       27,147                24,860                23,620                  25,975                 24,422                23,723
____________________________________________________________________________________________________________________________________

     $348,049              $309,545              $290,374                $355,957               $304,819              $291,489
____________________________________________________________________________________________________________________________________

     $437,732              $426,653              $421,904                $454,912               $426,230              $422,444
           99                 2,689                 1,617                      85                  2,306                 1,724
      (42,993)              (52,984)              (58,112)                (48,281)               (55,686)              (60,226)
      (46,789)              (66,813)              (75,035)                (50,759)               (68,031)              (72,453)
____________________________________________________________________________________________________________________________________

     $348,049              $309,545              $290,374                $355,957               $304,819              $291,489
____________________________________________________________________________________________________________________________________

     $346,976              $308,478              $289,312                $335,718               $303,751              $290,427
        1,073                 1,067                 1,062                  20,239                  1,068                 1,062
____________________________________________________________________________________________________________________________________

       44,286                43,034                42,354                  44,139                 43,044                42,498
          136                   149                   156                   2,647                    152                   156
____________________________________________________________________________________________________________________________________

     $   7.83              $   7.17              $   6.83                $   7.61               $   7.06              $   6.83
____________________________________________________________________________________________________________________________________

     $   7.87              $   7.15              $   6.81                $   7.64               $   7.04              $   6.81
____________________________________________________________________________________________________________________________________

     $   8.35              $   7.59              $   7.22                $   8.11               $   7.47              $   7.22
____________________________________________________________________________________________________________________________________

                                                                 31

STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                                                                       Old Mutual
                                                                                                                       2011-2020
                                                                                                                   Conservative Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends from Affiliated funds                                                                                     $  7,003
   Dividends                                                                                                                 13
____________________________________________________________________________________________________________________________________

      Total Investment Income                                                                                             7,016
____________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                                                                          353
   Administration Fees                                                                                                      177
   Service Fees:
      Class A                                                                                                                 1
   Professional Fees                                                                                                      5,242
   Registration and SEC Fees                                                                                             13,818
   Custodian Fees                                                                                                            95
   Printing Fees                                                                                                            719
   Trustees' Fees                                                                                                         9,428
   Transfer Agent Fees                                                                                                    1,694
   Offering Costs                                                                                                         9,391
   Other Expenses                                                                                                            99
____________________________________________________________________________________________________________________________________

      Total Expenses                                                                                                     41,017
____________________________________________________________________________________________________________________________________

Less:
   Waiver of Management Fees                                                                                               (353)
   Reimbursement of Other Expenses by Investment Adviser                                                                (40,573)
____________________________________________________________________________________________________________________________________

      Net Expenses                                                                                                           91
____________________________________________________________________________________________________________________________________

   Net Investment Income                                                                                                  6,925
____________________________________________________________________________________________________________________________________

   Net Realized Loss from Affiliated Funds (1)                                                                          (20,905)
   Net Change in Unrealized Appreciation on Investments                                                                  37,738
____________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Gain on Investments                                                                       16,833
____________________________________________________________________________________________________________________________________

   Increase in Net Assets Resulting from Operations                                                                    $ 23,758
____________________________________________________________________________________________________________________________________

(1) See Note 5 for the total net realized gain (loss) on investments in Affiliated Funds.

The accompanying notes are an integral part of the financial statements.

                                                                 32

____________________________________________________________________________________________________________________________________

  Old Mutual                  Old Mutual                    Old Mutual                   Old Mutual                  Old Mutual
  2011-2020                   2011-2020                     2021-2030                    2021-2030                   2021-2030
Moderate Fund              Aggressive Fund              Conservative Fund              Moderate Fund              Aggressive Fund
____________________________________________________________________________________________________________________________________

  $  5,101                    $  3,062                      $  5,419                     $  3,371                    $  1,984
        12                          10                            12                           10                          10
____________________________________________________________________________________________________________________________________

     5,113                       3,072                         5,431                        3,381                       1,994
____________________________________________________________________________________________________________________________________

       407                         357                           326                          363                         330
       163                         143                           163                          145                         132

         7                           1                             1                            1                           1
     5,494                       5,487                         5,373                        5,704                       5,834
    13,636                      13,471                        13,688                       13,458                      13,329
        65                          59                            61                           60                          60
       793                         719                           674                          726                         674
     8,998                       8,112                         9,331                        8,547                       8,232
     1,678                       1,798                         1,588                        1,588                       1,588
     9,388                       9,384                         9,563                        9,384                       9,381
       106                         149                           104                          151                         155
____________________________________________________________________________________________________________________________________

    40,735                      39,680                        40,872                       40,127                      39,716
____________________________________________________________________________________________________________________________________

      (407)                       (357)                         (326)                        (363)                       (330)
   (40,233)                    (39,249)                      (40,461)                     (39,689)                    (39,317)
____________________________________________________________________________________________________________________________________

        95                          74                            85                           75                          69
____________________________________________________________________________________________________________________________________

     5,018                       2,998                         5,346                        3,306                       1,925
____________________________________________________________________________________________________________________________________

   (25,243)                    (33,673)                      (24,243)                     (34,290)                    (38,202)
    43,322                      50,088                        41,027                       49,977                      53,818
____________________________________________________________________________________________________________________________________

    18,079                      16,415                        16,784                       15,687                      15,616
____________________________________________________________________________________________________________________________________

  $ 23,097                    $ 19,413                      $ 22,130                     $ 18,993                    $ 17,541
____________________________________________________________________________________________________________________________________

                                                                 33

STATEMENTS OF OPERATIONS - concluded
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                                                                       Old Mutual
                                                                                                                       2031-2040
                                                                                                                   Conservative Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends from Affiliated funds                                                                                     $  4,641
   Dividends                                                                                                                 12
____________________________________________________________________________________________________________________________________

      Total Investment Income                                                                                             4,653
____________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                                                                          316
   Administration Fees                                                                                                      158
   Service Fees:
      Class A                                                                                                                 1
   Professional Fees                                                                                                      5,504
   Registration and SEC Fees                                                                                             13,626
   Custodian Fees                                                                                                            63
   Printing Fees                                                                                                            674
   Trustees' Fees                                                                                                         7,797
   Transfer Agent Fees                                                                                                    1,588
   Offering Costs                                                                                                        10,578
   Other Expenses                                                                                                            53
____________________________________________________________________________________________________________________________________

      Total Expenses                                                                                                     40,358
____________________________________________________________________________________________________________________________________

Less:
   Waiver of Management Fees                                                                                               (316)
   Reimbursement of Other Expenses by Investment Adviser                                                                (39,961)
____________________________________________________________________________________________________________________________________

      Net Expenses                                                                                                           81
____________________________________________________________________________________________________________________________________

   Net Investment Income                                                                                                  4,572
____________________________________________________________________________________________________________________________________

   Net Realized Loss from Affiliated Funds (1)                                                                          (29,267)
   Net Change in Unrealized Appreciation on Investments                                                                  49,229
____________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Gain on Investments                                                                       19,962
____________________________________________________________________________________________________________________________________

   Increase in Net Assets Resulting from Operations                                                                    $ 24,534
____________________________________________________________________________________________________________________________________

(1) See Note 5 for the total net realized gain (loss) on investments in Affiliated Funds.

The accompanying notes are an integral part of the financial statements.

                                                                 34

____________________________________________________________________________________________________________________________________

  Old Mutual                  Old Mutual                    Old Mutual                   Old Mutual                  Old Mutual
  2031-2040                   2031-2040                     2041-2050                    2041-2050                   2041-2050
Moderate Fund              Aggressive Fund              Conservative Fund              Moderate Fund              Aggressive Fund
____________________________________________________________________________________________________________________________________

  $  2,750                    $  1,675                      $  3,921                     $  2,367                    $  1,782
        10                          10                            12                           10                           9
____________________________________________________________________________________________________________________________________

     2,760                       1,685                         3,933                        2,377                       1,791
____________________________________________________________________________________________________________________________________

       347                         324                           305                          341                         325
       139                         129                           153                          136                         130

         1                           1                             2                            1                           1
     5,795                       5,895                         5,861                        5,857                       5,894
    13,394                      13,279                        13,563                       13,385                      13,280
        60                          40                            61                           67                          60
       726                         674                           674                          739                         674
     7,276                       7,013                         7,759                        7,198                       7,049
     1,588                       1,588                         1,588                        1,521                       1,588
     9,594                      10,571                         9,597                        7,893                       9,591
       108                         157                           156                          108                         157
____________________________________________________________________________________________________________________________________

    39,028                      39,671                        39,719                       37,246                      38,749
____________________________________________________________________________________________________________________________________

      (347)                       (324)                         (305)                        (341)                       (325)
   (38,610)                    (39,279)                      (39,334)                     (36,834)                    (38,357)
____________________________________________________________________________________________________________________________________

        71                          68                            80                           71                          67
____________________________________________________________________________________________________________________________________

     2,689                       1,617                         3,853                        2,306                       1,724
____________________________________________________________________________________________________________________________________

   (35,516)                    (38,314)                      (32,687)                     (37,927)                    (40,907)
    52,960                      54,374                        52,901                       55,937                      57,135
____________________________________________________________________________________________________________________________________

    17,444                      16,060                        20,214                       18,010                      16,228
____________________________________________________________________________________________________________________________________

  $ 20,133                    $ 17,677                      $ 24,067                     $ 20,316                    $ 17,952
____________________________________________________________________________________________________________________________________

                                                                 35

STATEMENTS OF CHANGES IN NET ASSETS

__________________________________________________________________________________________________________________________________________________

                                                                       Old Mutual                  Old Mutual                  Old Mutual
                                                                        2011-2020                   2011-2020                   2011-2020
                                                                   Conservative Fund              Moderate Fund              Aggressive Fund
__________________________________________________________________________________________________________________________________________________

                                                                 1/1/09 to    3/3/08* to      1/1/09 to     3/3/08* to     1/1/09 to    3/3/08* to
                                                                 06/30/09      12/31/08       06/30/09       12/31/08      06/30/09      12/31/08
                                                                (Unaudited)                  (Unaudited)                  (Unaudited)
__________________________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                        $   6,925    $   17,070      $   5,018     $   12,611     $   2,998     $   8,774
   Net Realized Loss from Investments                             (20,905)       (7,180)       (25,243)       (11,417)      (33,673)      (15,140)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                               37,738       (68,297)        43,322        (89,889)       50,088      (114,053)
__________________________________________________________________________________________________________________________________________________

   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                              23,758       (58,407)        23,097        (88,695)       19,413      (120,419)
__________________________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income:
      Institutional Class                                          (6,722)      (19,556)             -        (14,207)            -        (9,875)
      Class A                                                         (13)            -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                               (6,735)      (19,556)             -        (14,207)            -        (9,875)
__________________________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Institutional Class
   Shares Issued                                                        -       416,667              -        416,667             -       416,667
   Shares Issued upon Reinvestment of Distributions                 6,722        19,556              -         14,207             -         9,875
   Shares Redeemed                                                      -             -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Institutional Class Capital Share Transactions             6,722       436,223              -        430,874             -       426,542
__________________________________________________________________________________________________________________________________________________

   Class A
   Shares Issued                                                    1,000             -          6,000              -         1,000             -
   Shares Issued upon Reinvestment of Distributions                    13             -              -              -             -             -
   Shares Redeemed                                                      -             -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Class A Capital Share Transactions                         1,013             -          6,000              -         1,000             -
__________________________________________________________________________________________________________________________________________________

   Increase in Net Assets Derived
      from Capital Shares Transactions                              7,735       436,223          6,000        430,874         1,000       426,542
__________________________________________________________________________________________________________________________________________________

   Total Increase in Net Assets                                    24,758       358,260         29,097        327,972        20,413       296,248
__________________________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                            358,260             -        327,972              -       296,248             -
__________________________________________________________________________________________________________________________________________________

   End of Period                                                $ 383,018    $  358,260      $ 357,069     $  327,972     $ 316,661     $ 296,248
__________________________________________________________________________________________________________________________________________________

Undistributed Net Investment Income                             $     190    $        -      $   5,018     $        -     $   2,998     $       -
__________________________________________________________________________________________________________________________________________________

Shares Issued and Redeemed:
   Institutional Class
   Shares Issued                                                        -        41,667              -         41,667              -       41,667
   Shares Issued upon Reinvestment of Distributions                   821         2,289              -          1,902              -        1,452
   Shares Redeemed                                                      -             -              -              -              -            -
__________________________________________________________________________________________________________________________________________________

   Total Institutional Class Share Transactions                       821        43,956              -         43,569              -       43,119
__________________________________________________________________________________________________________________________________________________

   Class A
   Shares Issued                                                      123             -            830              -            146            -
   Shares Issued upon Reinvestment of Distributions                     1             -              -              -              -            -
   Shares Redeemed                                                      -             -              -              -              -            -
__________________________________________________________________________________________________________________________________________________

   Total Class A Share Transactions                                   124             -            830              -            146            -
__________________________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                                 945        43,956            830         43,569            146       43,119
__________________________________________________________________________________________________________________________________________________

*  Inception date of the Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 36

_______________________________________________________________________________________________________________________________________________________________________

       Old Mutual                  Old Mutual                  Old Mutual                    Old Mutual                  Old Mutual                  Old Mutual
        2021-2030                   2021-2030                   2021-2030                     2031-2040                   2031-2040                   2031-2040
   Conservative Fund              Moderate Fund              Aggressive Fund              Conservative Fund             Moderate Fund              Aggressive Fund
_______________________________________________________________________________________________________________________________________________________________________

 1/1/09 to    3/3/08* to     1/1/09 to     3/3/08* to     1/1/09 to    3/3/08* to      1/1/09 to    3/3/08* to     1/1/09 to     3/3/08* to     1/1/09 to    3/3/08* to
 06/30/09      12/31/08      06/30/09       12/31/08      06/30/09      12/31/08       06/30/09      12/31/08      06/30/09      12/31/08       06/30/09     12/31/08
(Unaudited)                 (Unaudited)                  (Unaudited)                  (Unaudited)                 (Unaudited)                  (Unaudited)
_______________________________________________________________________________________________________________________________________________________________________

$   5,346    $   14,565     $   3,306     $    9,568     $   1,925    $    5,286      $   4,572    $   14,074     $   2,689     $    8,426     $   1,617    $    4,211
  (24,243)      (11,374)      (34,290)       (15,695)      (38,202)      (19,315)       (29,267)      (12,208)      (35,516)       (16,908)      (38,314)      (19,772)
   41,027       (86,107)       49,977       (109,415)       53,818      (126,349)        49,229       (96,018)       52,960       (119,773)       54,374      (129,409)
_______________________________________________________________________________________________________________________________________________________________________

   22,130       (82,916)       18,993       (115,542)       17,541      (140,378)        24,534       (94,152)       20,133       (128,255)       17,677      (144,970)
_______________________________________________________________________________________________________________________________________________________________________

   (5,211)      (16,191)            -        (10,399)            -        (5,694)        (4,466)      (15,737)            -         (9,066)            -        (4,349)
       (8)            -             -              -             -             -             (7)            -             -              -             -           -
_______________________________________________________________________________________________________________________________________________________________________

   (5,219)      (16,191)            -        (10,399)            -        (5,694)        (4,473)      (15,737)            -         (9,066)            -        (4,349)
_______________________________________________________________________________________________________________________________________________________________________

        -       416,667             -        416,667             -       416,667              -       416,667             -        416,667             -       416,667
    5,211        16,191             -         10,399             -         5,694          4,466        15,737             -          9,066             -         4,349
        -             -             -              -             -             -              -             -             -              -             -             -
_______________________________________________________________________________________________________________________________________________________________________

    5,211       432,858             -        427,066             -       422,361          4,466       432,404             -        425,733             -       421,016
_______________________________________________________________________________________________________________________________________________________________________

    1,000             -         1,000              -         1,000             -          1,000             -         1,000              -         1,000             -
        8             -             -              -             -             -              7             -             -              -             -             -
        -             -             -              -             -             -              -             -             -              -             -             -
_______________________________________________________________________________________________________________________________________________________________________

    1,008             -         1,000              -         1,000             -          1,007             -         1,000              -         1,000             -
_______________________________________________________________________________________________________________________________________________________________________

    6,219       432,858         1,000        427,066         1,000       422,361          5,473       432,404         1,000        425,733         1,000       421,016
_______________________________________________________________________________________________________________________________________________________________________

   23,130       333,751        19,993        301,125        18,541       276,289         25,534       322,515        21,133        288,412        18,677       271,697
_______________________________________________________________________________________________________________________________________________________________________

  333,751             -       301,125              -       276,289             -        322,515             -       288,412              -       271,697             -
_______________________________________________________________________________________________________________________________________________________________________

$ 356,881    $  333,751     $ 321,118     $  301,125     $ 294,830    $  276,289      $ 348,049    $  322,515     $ 309,545     $  288,412     $ 290,374    $  271,697
_______________________________________________________________________________________________________________________________________________________________________

$     127    $        -     $   3,306     $        -     $   1,925    $        -      $      99    $        -     $   2,689     $        -     $   1,617    $        -
_______________________________________________________________________________________________________________________________________________________________________

        -        41,667             -         41,667             -        41,667              -        41,667             -         41,667             -        41,667
      680         2,004             -          1,507             -           888            600         2,019             -          1,367             -           687
        -             -             -              -             -             -              -             -             -              -             -             -
_______________________________________________________________________________________________________________________________________________________________________

      680        43,671             -         43,174             -        42,555            600        43,686             -         43,034             -        42,354
_______________________________________________________________________________________________________________________________________________________________________

      131             -           143              -           154             -            135             -           149              -           156             -
        1             -             -              -             -             -              1             -             -              -             -             -
        -             -             -              -             -             -              -             -             -              -             -             -
_______________________________________________________________________________________________________________________________________________________________________

      132             -           143              -           154             -            136             -           149              -           156             -
_______________________________________________________________________________________________________________________________________________________________________

      812        43,671           143         43,174           154        42,555            736        43,686           149         43,034           156        42,354
_______________________________________________________________________________________________________________________________________________________________________

                                                                 37

STATEMENTS OF CHANGES IN NET ASSETS - concluded

__________________________________________________________________________________________________________________________________________________

                                                                       Old Mutual                  Old Mutual                  Old Mutual
                                                                        2041-2050                   2041-2050                   2041-2050
                                                                   Conservative Fund              Moderate Fund              Aggressive Fund
__________________________________________________________________________________________________________________________________________________

                                                                 1/1/09 to    3/3/08* to      1/1/09 to     3/3/08* to     1/1/09 to    3/3/08* to
                                                                 06/30/09      12/31/08       06/30/09       12/31/08      06/30/09      12/31/08
                                                                (Unaudited)                  (Unaudited)                  (Unaudited)
__________________________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                        $   3,853     $  13,412      $   2,306     $    8,117     $   1,724    $    4,721
   Net Realized Loss from Investments                             (32,687)      (14,299)       (37,927)       (17,310)      (40,907)      (19,263)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                               52,901      (103,660)        55,937       (123,968)       57,135      (129,588)
__________________________________________________________________________________________________________________________________________________

   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                              24,067      (104,547)        20,316       (133,161)       17,952      (144,130)
__________________________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income:
      Institutional Class                                          (3,705)      (14,791)             -         (8,966)            -        (5,263)
      Class A                                                         (63)            -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                               (3,768)      (14,791)             -         (8,966)            -        (5,263)
__________________________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Institutional Class
   Shares Issued                                                        -       416,667              -        416,667             -       416,667
   Shares Issued upon Reinvestment of Distributions                 3,705        14,791              -          8,966             -         5,263
   Shares Redeemed                                                      -             -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Institutional Class Capital Share Transactions             3,705       431,458              -        425,633             -       421,930
__________________________________________________________________________________________________________________________________________________

   Class A
   Shares Issued                                                   19,770             -            997              -         1,000             -
   Shares Issued upon Reinvestment of Distributions                    63             -              -              -             -             -
   Shares Redeemed                                                      -             -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Class A Capital Share Transactions                        19,833             -            997              -         1,000             -
__________________________________________________________________________________________________________________________________________________

   Increase in Net Assets Derived from Capital
      Shares Transactions                                          23,538       431,458            997        425,633         1,000       421,930
__________________________________________________________________________________________________________________________________________________

   Total Increase in Net Assets                                    43,837       312,120         21,313        283,506        18,952       272,537
__________________________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                            312,120             -        283,506              -       272,537             -
__________________________________________________________________________________________________________________________________________________

   End of Period                                                $ 355,957     $ 312,120      $ 304,819     $  283,506     $ 291,489    $  272,537
__________________________________________________________________________________________________________________________________________________

Undistributed Net Investment Income                             $      85     $       -      $   2,306     $        -     $   1,724    $        -
__________________________________________________________________________________________________________________________________________________

Shares Issued and Redeemed:
   Institutional Class
   Shares Issued                                                        -        41,667              -         41,667             -        41,667
   Shares Issued upon Reinvestment of Distributions                   513         1,959              -          1,377             -           831
   Shares Redeemed                                                      -             -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Institutional Class Share Transactions                       513        43,626              -         43,044             -        42,498
__________________________________________________________________________________________________________________________________________________

   Class A
   Shares Issued                                                    2,639             -            152              -           156             -
   Shares Issued upon Reinvestment of Distributions                     8             -              -              -             -             -
   Shares Redeemed                                                      -             -              -              -             -             -
__________________________________________________________________________________________________________________________________________________

   Total Class A Share Transactions                                 2,647             -            152              -           156             -
__________________________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                               3,160        43,626            152         43,044           156        42,498
__________________________________________________________________________________________________________________________________________________

*  Inception date of the Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 38

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 2008
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                                                                                                           Ratio of
                                                                                                                                                                          Expenses to
                                            Realized                                                                                                                      Average Net       Ratio of Net
                      Net                     and                                                                 Net                                                       Assets           Investment
                     Asset       Net       Unrealized                 Dividends  Distributions      Total        Asset                   Net           Ratio              (Excluding          Income
                     Value,   Investment     Gains          Total     from Net       from         Dividends      Value                 Assets,      of Expenses           Waivers and         (Loss)       Portfolio
                   Beginning    Income    (Losses) on       from     Investment     Capital          and          End        Total       End         to Average             Expense          to Average    Turnover
                   of Period  (Loss)(1)    Securities    Operations    Income        Gains      Distributions  of Period    Return(†) of Period   Net Assets(2,)***   Reductions)(2,)***   Net Assets***    Rate(†)
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2011-2020 CONSERVATIVE FUND

Institutional Class
2009                $ 8.15      $ 0.16       $ 0.37        $ 0.53      $(0.15)       $  -         $(0.15)      $8.53        6.62%    $381,955        0.05%                17.07%             3.92%        23.46%
2008**              $10.00      $ 0.41       $(1.80)       $(1.39)     $(0.46)       $  -         $(0.46)      $8.15      (14.02)%   $358,260        0.13%                32.48%             5.20%        38.34%
Class A
2009*               $ 8.23      $ 0.13       $ 0.30        $ 0.43      $(0.10)       $  -         $(0.10)      $8.56        5.30%    $  1,063        0.50%             2,239.79%             3.39%        23.46%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2011-2020 MODERATE FUND

Institutional Class
2009                $ 7.53      $ 0.11       $ 0.40        $ 0.51      $    -        $  -         $    -       $8.04        6.77%    $350,406        0.05%                18.42%             3.09%        24.93%
2008**              $10.00      $ 0.30       $(2.43)       $(2.13)     $(0.34)       $  -         $(0.34)      $7.53      (21.26)%   $327,972        0.16%                32.51%             3.93%        36.00%
Class A
2009*               $ 7.64      $ 0.10       $ 0.29        $ 0.39      $    -        $  -         $    -       $8.03        5.10%    $  6,663        0.55%               413.35%             2.69%        24.93%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2011-2020 AGGRESSIVE FUND

Institutional Class
2009                $ 6.87      $ 0.07       $ 0.38        $ 0.45      $    -        $  -         $    -       $7.32        6.55%    $315,599        0.05%                20.19%             2.10%        28.90%
2008**              $10.00      $ 0.21       $(3.10)       $(2.89)     $(0.24)       $  -         $(0.24)      $6.87      (28.91)%   $296,248        0.16%                32.55%             2.80%        35.37%
Class A
2009*               $ 7.01      $ 0.05       $ 0.24        $ 0.29      $    -        $  -         $    -       $7.30        4.14%    $  1,062        0.55%             2,287.52%             1.55%        28.90%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2021-2030 CONSERVATIVE FUND

Institutional Class
2009                $ 7.64      $ 0.12       $ 0.38        $ 0.50      $(0.12)       $  -         $(0.12)      $8.02        6.61%    $355,817        0.05%                18.32%             3.28%        23.03%
2008**              $10.00      $ 0.35       $(2.32)       $(1.97)     $(0.39)       $  -         $(0.39)      $7.64      (19.93)%   $333,751        0.14%                32.61%             4.53%        38.59%
Class A
2009*               $ 7.75      $ 0.10       $ 0.27        $ 0.37      $(0.06)       $  -         $(0.06)      $8.06        4.79%    $  1,064        0.50%             2,293.75%             2.81%        23.03%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2021-2030 MODERATE FUND

Institutional Class
2009                $ 6.97      $ 0.08       $ 0.36        $ 0.44      $    -        $  -         $    -       $7.41        6.31%    $320,057        0.05%                20.18%             2.28%        25.79%
2008**              $10.00      $ 0.23       $(3.01)       $(2.78)     $(0.25)       $  -         $(0.25)      $6.97      (27.78)%   $301,125        0.16%                32.54%             3.05%        37.87%
Class A
2009*               $ 7.12      $ 0.06       $ 0.22        $ 0.28      $    -        $  -         $    -       $7.40        3.93%    $  1,061        0.55%             2,289.38%             1.75%        25.79%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2021-2030 AGGRESSIVE FUND

Institutional Class
2009                $ 6.49      $ 0.05       $ 0.36        $ 0.41      $    -        $  -         $    -       $6.90        6.32%    $293,769        0.05%                21.90%             1.46%        26.92%
2008**              $10.00      $ 0.13       $(3.50)       $(3.37)     $(0.14)       $  -         $(0.14)      $6.49      (33.72)%   $276,289        0.16%                32.60%             1.72%        35.47%
Class A
2009*               $ 6.66      $ 0.03       $ 0.19        $ 0.22      $    -        $  -         $    -       $6.88        3.30%    $  1,061        0.55%             2,311.31%             0.93%        26.92%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2031-2040 CONSERVATIVE FUND

Institutional Class
2009                $ 7.38      $ 0.10       $ 0.45        $ 0.55      $(0.10)       $  -         $(0.10)      $7.83        7.56%    $346,976        0.05%                18.71%             2.90%        27.15%
2008**              $10.00      $ 0.34       $(2.59)       $(2.25)     $(0.37)       $  -         $(0.37)      $7.38      (22.62)%   $322,515        0.14%                32.99%             4.41%        33.86%
Class A
2009*               $ 7.49      $ 0.09       $ 0.34        $ 0.43      $(0.05)       $  -         $(0.05)      $7.87        5.76%    $  1,073        0.50%             2,254.06%             2.39%        27.15%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 39

FINANCIAL HIGHLIGHTS - concluded
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 2008
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                                                                                                           Ratio of
                                                                                                                                                                          Expenses to
                                            Realized                                                                                                                      Average Net       Ratio of Net
                      Net                     and                                                                 Net                                                       Assets           Investment
                     Asset       Net       Unrealized                 Dividends  Distributions      Total        Asset                   Net           Ratio              (Excluding          Income
                     Value,   Investment     Gains          Total     from Net       from         Dividends      Value                 Assets,      of Expenses           Waivers and         (Loss)       Portfolio
                   Beginning    Income    (Losses) on       from     Investment     Capital          and          End        Total       End         to Average             Expense          to Average    Turnover
                   of Period  (Loss)(1)    Securities    Operations    Income        Gains      Distributions  of Period    Return(†) of Period   Net Assets(2,)***   Reductions)(2,)***   Net Assets***    Rate(†)
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2031-2040 MODERATE FUND

Institutional Class
2009                $ 6.70      $ 0.06       $ 0.41        $ 0.47      $    -        $  -         $    -       $7.17        7.01%    $308,478        0.05%                20.31%              1.94%       27.20%
2008**              $10.00      $ 0.20       $(3.28)       $(3.08)     $(0.22)       $  -         $(0.22)      $6.70      (30.80)%   $288,412        0.16%                33.38%              2.71%       32.44%
Class A
2009*               $ 6.85      $ 0.05       $ 0.25        $ 0.30      $    -        $  -         $    -       $7.15        4.38%    $  1,067        0.55%             2,293.07%              1.55%       27.20%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2031-2040 AGGRESSIVE FUND
Institutional Class
2009                $ 6.41      $ 0.04       $ 0.38        $ 0.42      $    -        $  -         $    -       $6.83        6.55%    $289,312        0.05%                22.29%              1.25%       27.49%
2008**              $10.00      $ 0.10       $(3.59)       $(3.49)     $(0.10)       $  -         $(0.10)      $6.41      (34.84)%   $271,697        0.16%                33.12%              1.37%       34.63%
Class A
2009*               $ 6.59      $ 0.02       $ 0.20        $ 0.22      $    -        $  -         $    -       $6.81        3.34%    $  1,062        0.55%             2,315.74%              0.72%       27.49%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2041-2050 CONSERVATIVE FUND

Institutional Class
2009                $ 7.15      $ 0.09       $ 0.45        $ 0.54      $(0.08)       $  -         $(0.08)      $7.61        7.69%    $335,718        0.05%                18.99%              2.53%       27.17%
2008**              $10.00      $ 0.32       $(2.82)       $(2.50)     $(0.35)       $  -         $(0.35)      $7.15      (25.14)%   $312,120        0.14%                33.03%              4.24%       35.24%
Class A
2009*               $ 7.27      $ 0.07       $ 0.32        $ 0.39      $(0.02)       $  -         $(0.02)      $7.64        5.42%    $ 20,239        0.50%             1,369.99%              1.88%       27.17%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2041-2050 MODERATE FUND

Institutional Class
2009                $ 6.59      $ 0.05       $ 0.42        $ 0.47      $    -        $  -         $    -       $7.06        7.13%    $303,751        0.05%                20.59%              1.69%       28.54%
2008**              $10.00      $ 0.19       $(3.38)       $(3.19)     $(0.22)       $  -         $(0.22)      $6.59      (31.92)%   $283,506        0.16%                33.30%              2.62%       31.25%
Class A
2009*               $ 6.74      $ 0.04       $ 0.26        $ 0.30      $    -        $  -         $    -       $7.04        4.45%    $  1,068        0.55%             1,932.97%              1.12%       28.54%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL 2041-2050 AGGRESSIVE FUND

Institutional Class
2009                $ 6.41      $ 0.04       $ 0.38        $ 0.42      $    -        $  -         $    -       $6.83        6.55%    $290,427        0.05%                21.49%             1.33%        29.18%
2008**              $10.00      $ 0.11       $(3.57)       $(3.46)     $(0.13)       $  -         $(0.13)      $6.41      (34.62)%   $272,537        0.16%                33.44%             1.54%        33.50%
Class A
2009*               $ 6.58      $ 0.02       $ 0.21        $ 0.23      $    -        $  -         $    -       $6.81        3.50%    $  1,062        0.55%             2,315.09%             0.72%        29.18%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________

*   Class commenced operations on January 2, 2009.

**  Fund commenced operations on March 3, 2008.

*** Ratios for periods less than one year have been annualized.

†   Total return and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

1   Per share amounts for the period are calculated based on average outstanding shares.
2   Ratio does not include expenses of the underlying funds.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 40

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION
____________________________________________________________________________________________________________________________________

Old Mutual Funds III (the "Trust"), organized as a Delaware statutory trust on November 21, 2007, is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers thirteen series portfolios, of which the following are covered by this Semi-Annual Report - the Old Mutual 2011-2020 Conservative Fund, the
Old Mutual 2011-2020 Moderate Fund, the Old Mutual 2011-2020 Aggressive Fund, the Old Mutual 2021-2030 Conservative Fund, the Old
Mutual 2021-2030 Moderate Fund, the Old Mutual 2021-2030 Aggressive Fund, the Old Mutual 2031-2040 Conservative Fund, the Old Mutual
2031-2040 Moderate Fund, the Old Mutual 2031-2040 Aggressive Fund, the Old Mutual 2041-2050 Conservative Fund, the Old Mutual
2041-2050 Moderate Fund and the Old Mutual 2041-2050 Aggressive Fund (each a "Fund" and collectively the "Funds"). The Funds commenced operations on March 3, 2008. The financial statements for the Trust's other series portfolio, the Old Mutual Heitman
Global Real Estate Securities Fund, are presented separately.

As of June 30, 2009, Old Mutual Capital, Inc. (the "Adviser") owned approximately 94-100% of the outstanding shares of each of the Funds.

Shareholders may purchase shares of the Funds through two separate classes, Class A and Institutional Class shares. All classes have equal voting rights as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends, registration costs, transfer agency costs and each class has exclusive voting rights with respect to its distribution plan and service plan, as applicable. Except for these differences, each class share of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified management investment company. The Funds' prospectus provides a description of each Fund's investment objective, policies and investment strategies.

Each Fund is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of affiliated underlying equity and fixed income funds that are advised by the Adviser. In addition, a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Funds expect to invest their assets among equity and fixed income funds in the following ranges:

                                                                        Equity Fund Allocation          Fixed-Income Fund Allocation
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                          31-51%                             49-69%
Old Mutual 2011-2020 Moderate Fund                                              49-69%                             31-51%
Old Mutual 2011-2020 Aggressive Fund                                            69-89%                             11-31%
Old Mutual 2021-2030 Conservative Fund                                          45-65%                             35-55%
Old Mutual 2021-2030 Moderate Fund                                              65-85%                             15-35%
Old Mutual 2021-2030 Aggressive Fund                                           82-100%                              0-18%
Old Mutual 2031-2040 Conservative Fund                                          52-72%                             28-48%
Old Mutual 2031-2040 Moderate Fund                                              73-93%                              7-27%
Old Mutual 2031-2040 Aggressive Fund                                           86-100%                              0-14%
Old Mutual 2041-2050 Conservative Fund                                          57-77%                             23-43%
Old Mutual 2041-2050 Moderate Fund                                              75-95%                              5-25%
Old Mutual 2041-2050 Aggressive Fund                                           87-100%                              0-13%
____________________________________________________________________________________________________________________________________

A brief description of each of the underlying funds that the Funds currently invest in is as follows.

Old Mutual Advantage Growth Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favorable growth prospects, as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages. Effective after the close of business on August 14, 2009, this fund has been liquidated and is no longer an underlying fund held by the Funds.

Old Mutual Analytic U.S. Long/Short Fund seeks above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The fund may also invest in long and short positions of publicly traded equity securities. The fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the fund's equity assets at the time of investment. The fund's long equity exposure ordinarily ranges from 110% to 125% of the fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund's net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Core Bond Fund seeks to maximize total return. To pursue its objective, the fund normally invests at least
80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund

                                                                 41

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays Capital U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of "AA" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO").

Old Mutual Barrow Hanley Value Fund seeks long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large- and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund's sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes), in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries. Effective after the close of business on July 29, 2009 this fund has been liquidated and is no longer an underlying fund held by the Funds.

Old Mutual Discover Value Fund seeks to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small-cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities. Effective after the close of business on August 14, 2009, this fund has been liquidated and is no longer an underlying fund held by the Funds.

Old Mutual Dwight High Yield Fund seeks to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in U.S. dollar denominated foreign debt obligations. The fund may also invest in derivative instruments, such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's sub-adviser seeks to maintain a minimum average credit quality for the fund's investments at a rating of
"B" (or equivalent) or higher from any NRSRO. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund seeks a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments, such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital Intermediate Aggregate Bond Index. The fund's dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual Dwight Short Term Fixed Income Fund seeks a high level of current income consistent with maintaining a relatively high degree of stability of capital. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by
Standard & Poor's, Aaa by Moody's Investor Service, Inc. or deemed equivalent by the sub-adviser. The fund's weighted average maturity will typically be less than 3 years.

Old Mutual Focused Fund seeks above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund's sub-adviser believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Growth Fund seeks capital appreciation. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. While the fund may invest in both small and mid-cap companies, the fund primarily invests in mid-cap companies.

Old Mutual Heitman Global Real Estate Securities Fund seeks to provide investors with a total return through a combination of current income and capital appreciation. To pursue its objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of both U.S. and foreign real estate companies and companies related to the real estate industry. The fund's sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its profits or revenues from the ownership, construction, development, management, financing, servicing, sale or leasing of real estate or has at least 50% of its assets in such real estate. Under normal circumstances, the fund invests at least
40% of its total assets in securities of issuers in foreign countries.

                                                                 42

Old Mutual Heitman REIT Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs"). The fund's sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Bond Fund seeks high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as "bonds," generally include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes, and other debt obligations. The fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in "bonds" and invests in at least three countries other than the United States.

Old Mutual International Equity Fund seeks long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the
Japanese yen, the British pound, or the euro.

Old Mutual Large Cap Growth Fund seeks to provide investors with long-term capital growth. The fund is classified as a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospectus. For purposes of this fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the
Russell 1000(®) Growth Index. Each of the fund's sub-adviser's will invest the portion of the fund it manages in not more than 40 large-cap companies.

Old Mutual Strategic Small Company Fund seeks capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000(©) Index.

Old Mutual TS&W Mid-Cap Value Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the Russell MidCap(®) Value Index. The securities held in the fund are primarily common stocks that the fund's sub-adviser believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.

Old Mutual TS&W Small Cap Value Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000(®) Value Index.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each
Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
____________________________________________________________________________________________________________________________________

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Investment securities of an underlying fund advised by the Adviser, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE")
(normally 4:00 p.m., Eastern Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value
Procedures established by the Board of Trustees of the Trust (the "Board"). The underlying funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may

                                                                 43

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value
Procedures are implemented through a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating an underlying fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities of an underlying fund advised by the Adviser traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair
Value Procedures established by the Board.

Foreign securities of an underlying fund advised by the Adviser traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the underlying fund's investment adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the underlying funds calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Options of an underlying fund advised by the Adviser are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts of an underlying fund advised by the Adviser are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, ("SFAS
157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included in the Notes to Schedule of
Investments.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Funds are declared at least annually, if available, except with respect to the Old Mutual 2011-2020 Conservative Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2031-2040
Conservative Fund and Old Mutual 2041-2050 Conservative Fund, for which dividends are declared at least quarterly, if available.
Distributions of net realized capital gains for each Fund are generally made to shareholders at least annually, if available.

                                                                 44

Offering and Organizational Costs - All organizational costs incurred with the start-up of the Trust were expensed as incurred. All offering costs incurred with the start up of the Funds (or share classes) are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of June 30, 2009, Class A shares of the Funds (since their inception date of
January 2, 2009) have the following amounts remaining to be amortized:

                                                                        Deferred Offering Costs
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                          $5,861
Old Mutual 2011-2020 Moderate Fund                                               5,861
Old Mutual 2011-2020 Aggressive Fund                                             5,861
Old Mutual 2021-2030 Conservative Fund                                           5,686
Old Mutual 2021-2030 Moderate Fund                                               5,861
Old Mutual 2021-2030 Aggressive Fund                                             5,861
Old Mutual 2031-2040 Conservative Fund                                           5,861
Old Mutual 2031-2040 Moderate Fund                                               5,861
Old Mutual 2031-2040 Aggressive Fund                                             5,861
Old Mutual 2041-2050 Conservative Fund                                           5,861
Old Mutual 2041-2050 Moderate Fund                                               7,562
Old Mutual 2041-2050 Aggressive Fund                                             5,861
____________________________________________________________________________________________________________________________________

Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as distribution and service fees, are borne by that class. Income, other non-class specific expenses and realized and unrealized gains and losses of a Fund are allocated to the respective share class on the basis of the relative net assets each day. Each Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not reflected in the expenses shown in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial
Highlights.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting Paid-in Capital. Since the commencement of operations on March 3, 2008, there were no redemption fees earned by the Funds.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES
   AND OTHER TRANSACTIONS WITH AFFILIATES
____________________________________________________________________________________________________________________________________

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH").
OMUSH is a direct, wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct, wholly owned subsidiary of Old
Mutual plc, a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to an Investment
Advisory Agreement (the "Advisory Agreement"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows.

Old Mutual 2011-2020 Conservative Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2031-2040 Conservative Fund and Old
Mutual 2041-2050 Conservative Fund:

        Management Fee                   Asset Level
________________________________________________________________________________

            0.200%                  Less than $1 billion
            0.175%              From $1 billion to $2 billion
            0.150%              From $2 billion to $3 billion
            0.125%                 Greater than $3 billion
________________________________________________________________________________

                                                                 45

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030
Aggressive Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050 Moderate Fund and
Old Mutual 2041-2050 Aggressive Fund:

        Management Fee                   Asset Level
________________________________________________________________________________

           0.250%                  Less than $1 billion
           0.225%              From $1 billion to $2 billion
           0.200%              From $2 billion to $3 billion
           0.175%                  Greater than $3 billion
________________________________________________________________________________

Expense Limitation Agreements - In the interest of limiting expenses of the Funds, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual operating expenses (excluding acquired (underlying) fund fees and expenses) to a specified percentage of the Funds' average daily net assets through December 31,
2011 for Institutional Class shares and through December 31, 2010 for Class A shares.

                                                                                            Institutional Class         Class A
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                             0.05%                 0.50%
Old Mutual 2011-2020 Moderate Fund                                                                 0.05%                 0.55%
Old Mutual 2011-2020 Aggressive Fund                                                               0.05%                 0.55%
Old Mutual 2021-2030 Conservative Fund                                                             0.05%                 0.50%
Old Mutual 2021-2030 Moderate Fund                                                                 0.05%                 0.55%
Old Mutual 2021-2030 Aggressive Fund                                                               0.05%                 0.55%
Old Mutual 2031-2040 Conservative Fund                                                             0.05%                 0.50%
Old Mutual 2031-2040 Moderate Fund                                                                 0.05%                 0.55%
Old Mutual 2031-2040 Aggressive Fund                                                               0.05%                 0.55%
Old Mutual 2041-2050 Conservative Fund                                                             0.05%                 0.50%
Old Mutual 2041-2050 Moderate Fund                                                                 0.05%                 0.55%
Old Mutual 2041-2050 Aggressive Fund                                                               0.05%                 0.55%
____________________________________________________________________________________________________________________________________

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation
Agreement may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three fiscal years after the expenses were reimbursed. At June 30, 2009, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

                                                                                         Expires 2011     Expires 2012     Total
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                    $106,146         $40,926       $147,072
Old Mutual 2011-2020 Moderate Fund                                                         103,878          40,640        144,518
Old Mutual 2011-2020 Aggressive Fund                                                       101,394          39,606        141,000
Old Mutual 2021-2030 Conservative Fund                                                     104,501          40,787        145,288
Old Mutual 2021-2030 Moderate Fund                                                         101,632          40,052        141,684
Old Mutual 2021-2030 Aggressive Fund                                                        99,862          39,647        139,509
Old Mutual 2031-2040 Conservative Fund                                                     104,747          40,277        145,024
Old Mutual 2031-2040 Moderate Fund                                                         103,282          38,957        142,239
Old Mutual 2031-2040 Aggressive Fund                                                       101,051          39,603        140,654
Old Mutual 2041-2050 Conservative Fund                                                     103,998          39,639        143,637
Old Mutual 2041-2050 Moderate Fund                                                         102,536          37,175        139,711
Old Mutual 2041-2050 Aggressive Fund                                                       102,097          38,682        140,779
____________________________________________________________________________________________________________________________________

Sub-Advisory Agreement - The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the
"Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson is a wholly owned subsidiary of
Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each of the Funds, which is computed and paid monthly at an annual rate equal to 0.10% for average daily net assets less

                                                                 46

than $1 billion, 0.09% for average daily net assets from $1 billion to less than $2 billion, 0.08% for average daily net assets from
$2 billion to less than $3 billion, 0.07% for average daily net assets from $3 billion to less than $4 billion, 0.06% for average daily net assets from $4 billion to less than $5 billion and 0.05% for average daily net assets over $5 billion or greater. In addition, if at the end of each one-year period ended November 30th (the "minimum calculation period"), the total sub-advisory fees paid under the Ibbotson Sub-Advisory Agreement are less than the minimum annual fee amount set forth below, Ibbotson will receive the difference between the amount of sub-advisory fees paid and the minimum annual fee amount.

________________________________________________________________________________

Minimum calculation period ended November 30, 2009:                     $250,000
Minimum calculation period ended November 30, 2010
     and each period thereafter:                                        $350,000
________________________________________________________________________________

The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) recommend a continuous investment allocation program for each Fund in accordance with each Fund's respective investment objectives, policies and limitations; (ii) provide supervision of each Fund's investments and recommend the allocation of the assets of each Fund by specific style mandate; (iii) develop allocations specific to target-date and investor risk profiles; and (iv) develop a glide path allocation for each Fund from inception to the target retirement date and develop an appropriate asset allocation strategy for each Fund post-retirement date.

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the
Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

      Average Daily Net Assets                               Annual Fee Rate
________________________________________________________________________________

         $0 to $500 million                                          0.10%
Greater than $500 million up to $1 billion                           0.09%
 Greater than $1 billion up to $1.5 billion                          0.08%
   Greater than $1.5 billion                                         0.07%
________________________________________________________________________________

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The
Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Bank of New York Mellon (the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the
Administrator in connection with the administration and business affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator
pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust,
Old Mutual Funds I and Old Mutual Funds II (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. With regard to the Funds, these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each Fund; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex. Certain minimum fees apply. The Sub-Administration
Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the
Sub-Administrator except those arising out of the Sub-Administrator's or its delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or willful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to the Administrator or any third party for special, indirect or consequential damages.

Distributor - The Trust entered into a distribution agreement (the "Distribution Agreement"), with Old Mutual Investment Partners
(the "Distributor"), a wholly owned subsidiary of the Adviser, pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate
Distribution Plans and Service Plans. The Trust has adopted, on behalf of Class A shares of each Fund, a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, which provide for a distribution fee of up to 0.25% of the daily net assets of Class A shares.
Currently, the Trust is not paying a distribution fee on Class A shares. The Trust has also adopted a Service Plan pursuant to Rule
12b-1 under the 1940 Act on behalf of Class A shares of each Fund which provides for payment of a service fee of up to 0.25% of the average daily net assets of the Class. Distribution and/or Service Fees are paid to the Distributor for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers.

                                                                 47

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Of the service fees the Distributor received for the six-month period ended June 30, 2009, it retained the following:

Fund                                                    Service Fees - Class A
________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                              $1
Old Mutual 2011-2020 Moderate Fund                                   5
Old Mutual 2011-2020 Aggressive Fund                                 1
Old Mutual 2021-2030 Conservative Fund                               1
Old Mutual 2021-2030 Moderate Fund                                   1
Old Mutual 2021-2030 Aggressive Fund                                 1
Old Mutual 2031-2040 Conservative Fund                               1
Old Mutual 2031-2040 Moderate Fund                                   1
Old Mutual 2031-2040 Aggressive Fund                                 1
Old Mutual 2041-2050 Conservative Fund                               1
Old Mutual 2041-2050 Moderate Fund                                   1
Old Mutual 2041-2050 Aggressive Fund                                 1
________________________________________________________________________________

Other Service Providers - DST Systems, Inc. ("DST") serves as the transfer agent and dividend disbursing agent of the Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds to persons who beneficially own interests in the Funds. The Trust has entered into an agency agreement, with DST, effective as of September 17, 2008, pursuant to which DST provides call center and correspondence and other shareholder account-related services. Prior to September 17, 2008, the Administrator provided these services to the Trust pursuant to a shareholder servicing agreement.

The Bank of New York Mellon serves as the custodian for the Funds.

Officers and Trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Funds.

4. INVESTMENT TRANSACTIONS
____________________________________________________________________________________________________________________________________

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Funds, for the six-month period ended June 30, 2009 were as follows:

                                                                                                Purchases               Sales
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                           $102,542              $85,457
Old Mutual 2011-2020 Moderate Fund                                                                100,732               83,401
Old Mutual 2011-2020 Aggressive Fund                                                               95,109               85,040
Old Mutual 2021-2030 Conservative Fund                                                             94,022               77,504
Old Mutual 2021-2030 Moderate Fund                                                                 88,712               77,087
Old Mutual 2021-2030 Aggressive Fund                                                               83,563               73,104
Old Mutual 2031-2040 Conservative Fund                                                            104,015               88,735
Old Mutual 2031-2040 Moderate Fund                                                                 89,616               78,389
Old Mutual 2031-2040 Aggressive Fund                                                               85,334               73,765
Old Mutual 2041-2050 Conservative Fund                                                            117,659               86,262
Old Mutual 2041-2050 Moderate Fund                                                                 89,420               80,568
Old Mutual 2041-2050 Aggressive Fund                                                               88,993               78,746
____________________________________________________________________________________________________________________________________

                                                                 48

5. AFFILIATED FUND OF FUNDS TRANSACTIONS
____________________________________________________________________________________________________________________________________

The Funds invest in certain mutual funds within the Old Mutual Complex, of which certain funds may be deemed to be under common control because they may share the same Board of Trustees. A Fund's investment in any of the underlying funds may exceed 25% of the underlying fund's total assets. The financial statements for each of the underlying funds that are part of the Old Mutual Complex may be obtained at oldmutualfunds.com. A summary of the Funds' transactions in affiliated underlying funds during the six-month period ended June 30, 2009 follows:

Old Mutual 2011-2020 Conservative Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $14,117       $    153       $  1,279     $    -      $ (6,938)
Old Mutual Analytic U.S. Long/Short Fund                 1,814       1,412         (3,731)        11,807          -          (921)
Old Mutual Barrow Hanley Core Bond Fund                 23,333       9,177          1,860        110,575      2,545          (219)
Old Mutual Barrow Hanley Value Fund                      5,710       3,881         (8,874)        56,327        722        (2,518)
Old Mutual Clay Finlay Emerging Markets Fund             2,454         353            203          5,762          -          (410)
Old Mutual Developing Growth Fund                          514       4,378              -             -         231          (135)
Old Mutual Discover Value Fund                             680         529           (720)         4,019          -          (399)
Old Mutual Dwight High Yield Fund                       25,715       2,824          1,553         57,916      2,089          (661)
Old Mutual Dwight Intermediate Fixed Income Fund         6,324      32,235            153         20,223        885        (1,354)
Old Mutual Dwight Short Term Fixed Income Fund           1,377       6,524              1            317         17           (85)
Old Mutual Focused Fund                                  2,493       4,941         (1,994)        15,513          -        (1,480)
Old Mutual Heitman Global Real Estate Securities Fund    3,120         812         (2,489)         7,618         76          (778)
Old Mutual Heitman REIT Fund                               601         424         (1,599)         2,720         57          (471)
Old Mutual International Bond Fund                       4,008       4,523         (5,752)        33,090        381        (1,413)
Old Mutual International Equity Fund                     3,401       2,646         (8,266)        26,779          -        (2,648)
Old Mutual Large Cap Growth Fund                        19,921           -          1,486         30,630          -             -
Old Mutual Strategic Small Company Fund                  4,348         153           (849)         3,276          -           (70)
Old Mutual TS&W Mid-Cap Value Fund                         907         706         (1,694)         5,943          -          (405)
____________________________________________________________________________________________________________________________________

Totals                                                $106,720     $89,635       $(30,559)      $393,794     $7,003      $(20,905)
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,416       $ (5,387)      $ 12,658     $    -      $ (1,743)
Old Mutual Analytic U.S. Long/Short Fund                 3,635       2,723         (6,930)        22,533          -        (1,759)
Old Mutual Barrow Hanley Core Bond Fund                 10,677       6,808          1,091         67,101      1,598          (153)
Old Mutual Barrow Hanley Value Fund                     20,669       5,445        (13,562)        70,403        902        (3,496)
Old Mutual Clay Finlay Emerging Markets Fund             3,727         544            258          8,815          -          (622)
Old Mutual Developing Growth Fund                          554       4,417              -              -        233          (132)
Old Mutual Discover Value Fund                           1,212         907         (1,393)         8,045          -          (670)
Old Mutual Dwight High Yield Fund                       16,052       2,997          1,107         37,134      1,389          (641)
Old Mutual Dwight Intermediate Fixed Income Fund         4,439      21,104             78         14,586        565          (885)
Old Mutual Dwight Short Term Fixed Income Fund             994       6,725             13            637         26          (142)
Old Mutual Focused Fund                                  4,118      15,086         (1,795)        18,745          -        (3,832)
Old Mutual Growth Fund                                   2,488           -            224          2,712          -             -
Old Mutual Heitman Global Real Estate Securities Fund    1,169         835         (2,643)         5,449         55          (797)
Old Mutual Heitman REIT Fund                               639         436         (1,598)         2,751         58          (481)
Old Mutual International Bond Fund                       2,920       3,997         (3,707)        21,981        255        (1,235)
Old Mutual International Equity Fund                    10,571       4,175        (12,162)        36,420          -        (4,139)
Old Mutual Large Cap Growth Fund                        18,133           -          1,724         26,008          -             -
Old Mutual Provident Mid-Cap Growth Fund                   641       4,556              -              -          -        (2,103)
Old Mutual Select Growth Fund                              340       4,058              -              -         20          (179)
Old Mutual Strategic Small Company Fund                  4,386         168           (844)         3,299          -           (75)
Old Mutual TS&W Mid-Cap Value Fund                       1,453       4,089         (1,041)         5,325          -        (2,159)
____________________________________________________________________________________________________________________________________

Totals                                                $108,817     $91,486       $(46,567)      $364,602     $5,101      $(25,243)
____________________________________________________________________________________________________________________________________

                                                                 49

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Old Mutual 2011-2020 Aggressive Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,491       $ (6,376)      $ 14,937     $    -      $ (1,823)
Old Mutual Analytic U.S. Long/Short Fund                 3,406       2,817         (8,078)        25,220          -        (1,840)
Old Mutual Barrow Hanley Core Bond Fund                  6,273       9,651            483         28,095        644          (197)
Old Mutual Barrow Hanley Value Fund                     30,748       5,964        (19,157)        80,945      1,038        (3,879)
Old Mutual Clay Finlay Emerging Markets Fund             5,501       2,663          1,424         11,253          -        (1,832)
Old Mutual Developing Growth Fund                          466       4,345              -              -        228          (126)
Old Mutual Discover Value Fund                           2,602       1,159         (1,494)        11,587          -          (876)
Old Mutual Dwight High Yield Fund                        5,382       1,694            561         16,053        682          (357)
Old Mutual Dwight Intermediate Fixed Income Fund           979       6,663             29          3,305        178          (277)
Old Mutual Dwight Short Term Fixed Income Fund             406         699              6            391          6            (4)
Old Mutual Focused Fund                                  5,207      23,308         (2,441)        25,637          -        (5,845)
Old Mutual Growth Fund                                   3,092           -            278          3,370          -             -
Old Mutual Heitman Global Real Estate Securities Fund    2,874         663         (2,395)         7,173         72          (639)
Old Mutual Heitman REIT Fund                               452         331         (1,540)         2,475         52          (371)
Old Mutual International Bond Fund                       1,546       4,660         (1,895)        12,057        144        (1,419)
Old Mutual International Equity Fund                    10,210       5,799        (19,882)        49,571          -        (5,809)
Old Mutual Large Cap Growth Fund                        15,887           -            (51)        17,244          -             -
Old Mutual Provident Mid-Cap Growth Fund                   476       5,640              -              -          -        (2,850)
Old Mutual Select Growth Fund                              255       3,806              -              -         18          (170)
Old Mutual Strategic Small Company Fund                  4,322         146           (862)         3,246          -           (68)
Old Mutual TS&W Mid-Cap Value Fund                       2,804      10,320         (2,575)        12,183          -        (5,291)
____________________________________________________________________________________________________________________________________

Totals                                                $102,888     $92,819       $(63,965)      $324,742     $3,062      $(33,673)
____________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Conservative Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                       $     -     $ 2,192       $ (5,660)      $ 13,219     $    -      $ (1,608)
Old Mutual Analytic U.S. Long/Short Fund                 3,190       6,413         (4,776)        16,740          -        (3,279)
Old Mutual Barrow Hanley Core Bond Fund                 24,988       5,860          1,340         77,855      1,616          (140)
Old Mutual Barrow Hanley Value Fund                     13,073       3,965        (10,767)        64,923        832        (2,575)
Old Mutual Clay Finlay Emerging Markets Fund             3,111         689           (462)         8,876          -          (800)
Old Mutual Developing Growth Fund                          523       4,378              -              -        231          (132)
Old Mutual Discover Value Fund                           2,112         689           (914)         8,370          -          (520)
Old Mutual Dwight High Yield Fund                        9,877       3,413          1,357         36,490      1,688          (723)
Old Mutual Dwight Intermediate Fixed Income Fund         4,668      20,802            139         12,991        566          (863)
Old Mutual Dwight Short Term Fixed Income Fund             475       4,145              9            519         18          (100)
Old Mutual Focused Fund                                  3,418      12,586         (1,535)        15,795          -        (3,217)
Old Mutual Growth Fund                                   1,333           -            120          1,453          -             -
Old Mutual Heitman Global Real Estate Securities Fund    2,984         689         (2,372)         7,219         73          (663)
Old Mutual Heitman REIT Fund                               508         344         (1,529)         2,496         52          (385)
Old Mutual International Bond Fund                       3,988       3,958         (5,059)        29,843        343        (1,242)
Old Mutual International Equity Fund                     7,469       4,137        (13,028)        38,941          -        (4,142)
Old Mutual Large Cap Growth Fund                         9,735           -          1,226         19,103          -             -
Old Mutual Provident Mid-Cap Growth Fund                   585       4,399              -              -          -        (2,191)
Old Mutual Strategic Small Company Fund                  4,347         150           (854)         3,274          -           (69)
Old Mutual TS&W Mid-Cap Value Fund                       1,823       2,880         (2,315)         9,262          -        (1,594)
____________________________________________________________________________________________________________________________________

Totals                                                 $98,207     $81,689       $(45,080)      $367,369     $5,419      $(24,243)
____________________________________________________________________________________________________________________________________

                                                                 50

Old Mutual 2021-2030 Moderate Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                       $     -     $ 2,511       $ (6,360)      $ 14,898     $    -      $ (1,840)
Old Mutual Analytic U.S. Long/Short Fund                 3,326       2,673         (7,583)        23,406          -        (1,747)
Old Mutual Barrow Hanley Core Bond Fund                 11,358       2,673            613         34,667        714           (64)
Old Mutual Barrow Hanley Value Fund                     19,271      11,347        (14,500)        77,601        995        (7,008)
Old Mutual Clay Finlay Emerging Markets Fund             6,039       3,835          1,983         11,715          -        (2,565)
Old Mutual Developing Growth Fund                          485       4,352              -              -        228          (128)
Old Mutual Discover Value Fund                           1,247       1,002         (1,680)         9,320          -          (758)
Old Mutual Dwight High Yield Fund                        4,041       3,336            735         17,779        879          (707)
Old Mutual Dwight Intermediate Fixed Income Fund         1,707       7,669             19          6,488        253          (323)
Old Mutual Focused Fund                                  4,782      18,843         (2,469)        23,985          -        (4,813)
Old Mutual Growth Fund                                   4,765           -            429          5,194          -             -
Old Mutual Heitman Global Real Estate Securities Fund      881         668         (2,571)         4,960         50          (644)
Old Mutual Heitman REIT Fund                               468         334         (1,546)         2,480         52          (375)
Old Mutual International Bond Fund                       2,051       1,503         (2,699)        15,785        181          (482)
Old Mutual International Equity Fund                    11,276       5,847        (19,897)        50,711          -        (5,862)
Old Mutual Large Cap Growth Fund                        17,418           -         (1,151)        17,574          -             -
Old Mutual Provident Mid-Cap Growth Fund                   514       5,318              -              -          -        (2,415)
Old Mutual Select Growth Fund                              277       4,037              -              -         19          (173)
Old Mutual Strategic Small Company Fund                  4,323         146           (863)         3,246          -           (68)
Old Mutual TS&W Mid-Cap Value Fund                       2,495       9,005         (1,898)         9,646          -        (4,318)
____________________________________________________________________________________________________________________________________

Totals                                                 $96,724     $85,099       $(59,438)      $329,455     $3,371      $(34,290)
____________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Aggressive Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,421       $ (5,951)      $ 13,949     $    -      $ (1,757)
Old Mutual Analytic U.S. Long/Short Fund                 4,895       6,915         (9,542)        31,580          -        (4,468)
Old Mutual Barrow Hanley Core Bond Fund                    598         327             74          4,787        114            (8)
Old Mutual Barrow Hanley Value Fund                     25,747       6,198        (19,292)        77,745        997        (4,045)
Old Mutual Clay Finlay Emerging Markets Fund             6,427       7,642          2,933         11,332          -        (4,655)
Old Mutual Developing Growth Fund                        2,982       6,843              -              -        426          (125)
Old Mutual Discover Value Fund                           2,039       1,631         (2,758)        14,329          -        (1,236)
Old Mutual Dwight High Yield Fund                          661         326            167          4,823        254           (68)
Old Mutual Dwight Intermediate Fixed Income Fund            20           -            (21)           938         19             -
Old Mutual Focused Fund                                  5,711      23,567         (3,083)        29,239          -        (5,967)
Old Mutual Growth Fund                                   2,290           -            206          2,496          -             -
Old Mutual Heitman Global Real Estate Securities Fund      688         522         (1,781)         3,549         36          (505)
Old Mutual Heitman REIT Fund                               404         294         (1,018)         1,761         37          (330)
Old Mutual International Bond Fund                         458         326           (783)         4,320         50          (105)
Old Mutual International Equity Fund                    13,274       7,178        (26,092)        62,471          -        (7,205)
Old Mutual Large Cap Growth Fund                        19,591           -         (1,986)        18,776          -             -
Old Mutual Mid-Cap Fund                                    401       4,220              -              -         17          (171)
Old Mutual Provident Mid-Cap Growth Fund                   512       4,434              -              -          -        (2,181)
Old Mutual Select Growth Fund                              546       7,102              -              -         34          (337)
Old Mutual Strategic Small Company Fund                  6,813         143           (514)         6,121          -           (35)
Old Mutual TS&W Mid-Cap Value Fund                       6,848      10,357         (3,090)        14,115          -        (5,004)
____________________________________________________________________________________________________________________________________

Totals                                                $100,905     $90,446       $(72,531)      $302,331     $1,984      $(38,202)
____________________________________________________________________________________________________________________________________

                                                                 51

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Old Mutual 2031-2040 Conservative Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 1,876       $ (4,475)      $ 10,497     $    -      $ (1,366)
Old Mutual Analytic U.S. Long/Short Fund                 3,112       5,373         (5,237)        17,763          -        (2,824)
Old Mutual Barrow Hanley Core Bond Fund                 17,750      12,246          1,013         58,527      1,212          (256)
Old Mutual Barrow Hanley Value Fund                     16,321       4,238        (11,885)        59,663        765        (2,747)
Old Mutual Clay Finlay Emerging Markets Fund             7,388       5,678          3,492         11,396          -        (3,060)
Old Mutual Developing Growth Fund                        1,603       5,472              -              -        317          (128)
Old Mutual Discover Value Fund                           5,011         847           (240)        10,799          -          (638)
Old Mutual Dwight High Yield Fund                        4,118       2,034          1,114         27,591      1,452          (425)
Old Mutual Dwight Intermediate Fixed Income Fund         3,540      17,373            102         10,719        429          (726)
Old Mutual Focused Fund                                  4,001      17,551         (1,337)        16,789          -        (4,352)
Old Mutual Growth Fund                                   2,626           -            236          2,862          -             -
Old Mutual Heitman Global Real Estate Securities Fund    3,065         542         (2,205)         6,480         55          (521)
Old Mutual Heitman REIT Fund                               444         305         (1,233)         2,077         44          (340)
Old Mutual International Bond Fund                       3,904       6,513         (4,965)        29,821        348        (2,005)
Old Mutual International Equity Fund                    15,790       5,254        (17,079)        51,536          -        (5,255)
Old Mutual Large Cap Growth Fund                        15,921           -            354         24,279          -             -
Old Mutual Provident Mid-Cap Growth Fund                   574       5,682              -              -          -        (2,889)
Old Mutual Select Growth Fund                              307       4,031              -              -         19          (174)
Old Mutual Strategic Small Company Fund                  5,440         148           (706)         4,536          -           (50)
Old Mutual TS&W Mid-Cap Value Fund                       2,223       2,695         (3,738)        13,617          -        (1,511)
____________________________________________________________________________________________________________________________________

Totals                                                $113,138     $97,858       $(46,789)      $358,952     $4,641      $(29,267)
____________________________________________________________________________________________________________________________________

Old Mutual 2031-2040 Moderate Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,244       $ (5,800)      $ 13,537     $    -       $(1,633)
Old Mutual Analytic U.S. Long/Short Fund                 3,525       2,820         (8,192)        25,252          -        (1,847)
Old Mutual Barrow Hanley Core Bond Fund                  2,447       4,826            278         16,770        411           (99)
Old Mutual Barrow Hanley Value Fund                     22,947       5,640        (17,167)        69,895        896        (3,683)
Old Mutual Clay Finlay Emerging Markets Fund             5,952       5,961          1,440         13,119          -        (3,902)
Old Mutual Developing Growth Fund                        2,666       6,547              -              -        402          (127)
Old Mutual Discover Value Fund                           3,567       1,493         (2,053)        15,911          -        (1,133)
Old Mutual Dwight High Yield Fund                        1,883       2,695            524         10,597        640          (229)
Old Mutual Dwight Intermediate Fixed Income Fund           766         498            (99)         6,978        144           (22)
Old Mutual Focused Fund                                  5,392      24,313         (2,276)        25,071          -        (6,063)
Old Mutual Growth Fund                                   3,188           -            287          3,475          -             -
Old Mutual Heitman Global Real Estate Securities Fund      700         531         (1,774)         3,574         36          (513)
Old Mutual Heitman REIT Fund                               411         299         (1,022)         1,786         37          (336)
Old Mutual International Bond Fund                       1,601       4,361         (2,025)        12,568        149        (1,331)
Old Mutual International Equity Fund                    14,410       6,967        (24,382)        61,904          -        (6,998)
Old Mutual Large Cap Growth Fund                        20,202           -         (1,498)        19,870          -             -
Old Mutual Mid-Cap Fund                                  1,207       1,207              -              -          7             -
Old Mutual Provident Mid-Cap Growth Fund                   659       5,877              -              -          -        (2,830)
Old Mutual Select Growth Fund                              555       5,685              -              -         28          (344)
Old Mutual Strategic Small Company Fund                  6,511         145           (559)         5,770          -           (37)
Old Mutual TS&W Mid-Cap Value Fund                       3,904       9,157         (2,495)        13,259          -        (4,389)
____________________________________________________________________________________________________________________________________

Totals                                                $102,493     $91,266       $(66,813)      $319,336     $2,750      $(35,516)
____________________________________________________________________________________________________________________________________

                                                                 52

Old Mutual 2031-2040 Aggressive Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,337       $ (5,951)      $ 13,925     $    -      $ (1,700)
Old Mutual Analytic U.S. Long/Short Fund                 4,599       3,545        (10,402)        32,416          -        (2,315)
Old Mutual Barrow Hanley Core Bond Fund                  2,635         322             88          4,834         70            (8)
Old Mutual Barrow Hanley Value Fund                     26,509       5,800        (19,084)        76,732        984        (3,775)
Old Mutual Clay Finlay Emerging Markets Fund             6,473       6,789          2,294         13,013          -        (4,419)
Old Mutual Developing Growth Fund                        3,433       7,300              -              -        462          (122)
Old Mutual Discover Value Fund                           2,508       3,633         (2,862)        16,588          -        (1,878)
Old Mutual Dwight High Yield Fund                            2           -              -             45          2             -
Old Mutual Focused Fund                                  5,853      23,511         (3,051)        29,541          -        (5,936)
Old Mutual Growth Fund                                   2,651           -            238          2,889          -             -
Old Mutual Heitman Global Real Estate Securities Fund    1,716         516         (1,691)         4,684         47          (498)
Old Mutual Heitman REIT Fund                               414         290         (1,019)         1,781         37          (326)
Old Mutual International Bond Fund                       1,011           -             19          1,079         11             -
Old Mutual International Equity Fund                    11,943       7,895        (29,320)        66,918          -        (7,913)
Old Mutual Large Cap Growth Fund                        19,993           -         (2,564)        18,636          -             -
Old Mutual Mid-Cap Fund                                    287       4,149              -              -         17          (111)
Old Mutual Provident Mid-Cap Growth Fund                   270       2,919              -              -          -        (1,342)
Old Mutual Select Growth Fund                              721       9,356              -              -         45          (412)
Old Mutual Strategic Small Company Fund                  7,268         142           (448)         6,646          -           (32)
Old Mutual TS&W Mid-Cap Value Fund                       7,043      15,256         (1,282)         9,831          -        (7,527)
____________________________________________________________________________________________________________________________________

Totals                                                $105,329     $93,760       $(75,035)      $299,558     $1,675      $(38,314)
____________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Conservative Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,215       $ (5,050)      $ 11,941     $    -      $ (1,621)
Old Mutual Analytic U.S. Long/Short Fund                 3,930       4,877         (5,294)        18,742          -        (3,144)
Old Mutual Barrow Hanley Core Bond Fund                 14,155       6,996            751         47,434        960          (150)
Old Mutual Barrow Hanley Value Fund                     16,851       4,076        (12,284)        59,364        722        (2,657)
Old Mutual Clay Finlay Emerging Markets Fund             7,609       6,589          3,309         13,647          -        (4,246)
Old Mutual Developing Growth Fund                          654       4,493              -              -        242          (196)
Old Mutual Discover Value Fund                           4,509       1,189           (872)        14,654          -          (900)
Old Mutual Dwight High Yield Fund                        4,675       1,868            997         24,711      1,247          (391)
Old Mutual Dwight Intermediate Fixed Income Fund         2,833      15,398             85          7,456        313          (635)
Old Mutual Focused Fund                                  4,683      18,757         (1,434)        18,009          -        (4,611)
Old Mutual Growth Fund                                   2,905           -            247          3,152          -             -
Old Mutual Heitman Global Real Estate Securities Fund    3,145         340         (1,394)         5,278         39          (328)
Old Mutual Heitman REIT Fund                               541         340           (571)         1,402         28          (381)
Old Mutual International Bond Fund                       5,433       6,517         (4,854)        30,969        343        (2,009)
Old Mutual International Equity Fund                    22,146       6,114        (20,057)        63,943          -        (6,133)
Old Mutual Large Cap Growth Fund                        17,012           -           (450)        21,249          -             -
Old Mutual Mid-Cap Fund                                  1,509       1,509              -              -          9             -
Old Mutual Provident Mid-Cap Growth Fund                   549       4,747              -              -          -        (2,263)
Old Mutual Select Growth Fund                              293       3,820              -              -         18          (176)
Old Mutual Strategic Small Company Fund                  7,986         221           (763)         6,909          -           (93)
Old Mutual TS&W Mid-Cap Value Fund                       4,871       5,537         (3,154)        15,864          -        (2,753)
Old Mutual TS&W Small Cap Value Fund                       711           -             29            740          -             -
____________________________________________________________________________________________________________________________________

Totals                                                $127,000     $95,603       $(50,759)      $365,464     $3,921      $(32,687)
____________________________________________________________________________________________________________________________________

                                                                 53

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Old Mutual 2041-2050 Moderate Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,250       $ (5,537)      $ 12,976     $    -      $ (1,636)
Old Mutual Analytic U.S. Long/Short Fund                 3,133       2,636         (7,707)        23,493          -        (1,727)
Old Mutual Barrow Hanley Core Bond Fund                  2,544       1,824            201         13,591        306           (39)
Old Mutual Barrow Hanley Value Fund                     21,260       4,941        (15,707)        61,310        786        (3,229)
Old Mutual Clay Finlay Emerging Markets Fund             8,567       6,919          3,375         16,045          -        (4,509)
Old Mutual Developing Growth Fund                        2,121       6,002              -              -        359          (127)
Old Mutual Discover Value Fund                           3,958       1,647         (2,263)        17,834          -        (1,251)
Old Mutual Dwight High Yield Fund                        1,540       3,023            435          9,539        562          (441)
Old Mutual Dwight Intermediate Fixed Income Fund           483       1,829            (25)         3,115         92           (77)
Old Mutual Focused Fund                                  5,091      25,282         (2,112)        23,763          -        (6,258)
Old Mutual Growth Fund                                   2,591           -            233          2,824          -             -
Old Mutual Heitman Global Real Estate Securities Fund      663         527         (1,824)         3,591         36          (510)
Old Mutual Heitman REIT Fund                               390         296         (1,050)         1,791         38          (334)
Old Mutual International Bond Fund                       1,514       4,453         (1,915)        11,980        143        (1,358)
Old Mutual International Equity Fund                    15,399       7,905        (28,298)        69,440          -        (7,943)
Old Mutual Large Cap Growth Fund                        21,117           -         (1,717)        20,543          -             -
Old Mutual Mid-Cap Fund                                    411       4,256              -              -         18          (174)
Old Mutual Provident Mid-Cap Growth Fund                   524       5,640              -              -          -        (2,903)
Old Mutual Select Growth Fund                              420       5,652              -              -         27          (257)
Old Mutual Strategic Small Company Fund                  5,946         144           (642)         5,118          -           (42)
Old Mutual TS&W Mid-Cap Value Fund                       6,913      10,507         (3,478)        15,560          -        (5,112)
____________________________________________________________________________________________________________________________________

Totals                                                $104,585     $95,733       $(68,031)      $312,513     $2,367      $(37,927)
____________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Aggressive Fund:

                                                                                Unrealized
                                                     Purchases    Proceeds     Appreciation      Value      Dividend   Net Realized
Underlying Fund                                       at Cost*   from Sales*  (Depreciation)   at 6/30/09    Income     Gain (Loss)
____________________________________________________________________________________________________________________________________

Old Mutual Advantage Growth Fund                      $      -     $ 2,229       $ (5,331)      $ 12,544     $    -      $ (1,621)
Old Mutual Analytic U.S. Long/Short Fund                 4,280       3,428         (9,991)        30,816          -        (2,248)
Old Mutual Barrow Hanley Core Bond Fund                    619         327             61          2,801         65            (7)
Old Mutual Barrow Hanley Value Fund                     30,124       5,714        (18,047)        77,258        990        (3,737)
Old Mutual Clay Finlay Emerging Markets Fund             6,630       7,606          2,844         12,528          -        (4,856)
Old Mutual Developing Growth Fund                        3,207       7,085              -              -        445          (126)
Old Mutual Discover Value Fund                           2,445       3,959         (2,667)        15,882          -        (1,980)
Old Mutual Dwight High Yield Fund                          118           -            (30)         2,241        118             -
Old Mutual Focused Fund                                  5,707      24,571         (2,832)        28,523          -        (6,181)
Old Mutual Growth Fund                                   2,649           -            239          2,888          -             -
Old Mutual Heitman Global Real Estate Securities Fund    1,648         327         (1,894)         4,509         40          (316)
Old Mutual Heitman REIT Fund                               444         327           (920)         1,713         36          (368)
Old Mutual International Bond Fund                          24           -           (436)         2,081         24             -
Old Mutual International Equity Fund                    13,794       9,325        (29,536)        69,662          -        (9,336)
Old Mutual Large Cap Growth Fund                        21,520           -         (2,229)        20,452          -             -
Old Mutual Mid-Cap Fund                                    409       4,254              -              -         18          (172)
Old Mutual Provident Mid-Cap Growth Fund                   261       2,922              -              -          -        (1,345)
Old Mutual Select Growth Fund                              699       9,468              -              -         46          (423)
Old Mutual Strategic Small Company Fund                  7,047         142           (480)         6,392          -           (33)
Old Mutual TS&W Mid-Cap Value Fund                       7,255      16,949         (1,204)        10,458          -        (8,158)
____________________________________________________________________________________________________________________________________

Totals                                                $108,880     $98,633       $(72,453)      $300,748     $1,782      $(40,907)
____________________________________________________________________________________________________________________________________

* Total Purchases at Cost and Proceeds from Sales do not agree to the totals disclosed in Note 4 due to activity from tax-free reorganizations involving certain underlying funds that are included within the tables in Note 5.

                                                                 54

6. FEDERAL TAX INFORMATION
____________________________________________________________________________________________________________________________________

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for
Uncertainty in Income Taxes. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal year 2008 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S.
Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of December 31, 2008, primarily attributable to certain net operating losses, reclassifications of short-term capital gain distributions on mutual funds, deemed distributions of earnings and profits pursuant to a consent dividend and organization and offering costs incurred by the Funds, were reclassified to the following accounts.

                                                                                    Increase/(Decrease)     Increase/(Decrease)
                                                                                        Accumulated            Undistributed
                                                            Increase/(Decrease)        Net Realized           Net Investment
                                                              Paid-in Capital              Gain                   Income
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                            $(106)                  $(2,380)                $2,486
Old Mutual 2011-2020 Moderate Fund                                    -                    (1,596)                 1,596
Old Mutual 2011-2020 Aggressive Fund                               (375)                     (726)                 1,101
Old Mutual 2021-2030 Conservative Fund                                -                    (1,626)                 1,626
Old Mutual 2021-2030 Moderate Fund                                  (88)                     (743)                   831
Old Mutual 2021-2030 Aggressive Fund                               (281)                     (127)                   408
Old Mutual 2031-2040 Conservative Fund                             (145)                   (1,518)                 1,663
Old Mutual 2031-2040 Moderate Fund                                  (80)                     (560)                   640
Old Mutual 2031-2040 Aggressive Fund                               (112)                      (26)                   138
Old Mutual 2041-2050 Conservative Fund                              (84)                   (1,295)                 1,379
Old Mutual 2041-2050 Moderate Fund                                 (400)                     (449)                   849
Old Mutual 2041-2050 Aggressive Fund                               (486)                      (56)                   542
____________________________________________________________________________________________________________________________________

                                                                 55

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2009 (UNAUDITED)

The tax character of dividends and distributions declared during the period ended December 31, 2008 were as follows:

                                                                                                                       Ordinary
                                                                                                                        Income
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                                                 $19,556
Old Mutual 2011-2020 Moderate Fund                                                                                      14,207
Old Mutual 2011-2020 Aggressive Fund                                                                                     9,875
Old Mutual 2021-2030 Conservative Fund                                                                                  16,191
Old Mutual 2021-2030 Moderate Fund                                                                                      10,399
Old Mutual 2021-2030 Aggressive Fund                                                                                     5,694
Old Mutual 2031-2040 Conservative Fund                                                                                  15,737
Old Mutual 2031-2040 Moderate Fund                                                                                       9,066
Old Mutual 2031-2040 Aggressive Fund                                                                                     4,349
Old Mutual 2041-2050 Conservative Fund                                                                                  14,791
Old Mutual 2041-2050 Moderate Fund                                                                                       8,966
Old Mutual 2041-2050 Aggressive Fund                                                                                     5,263
____________________________________________________________________________________________________________________________________

As of December 31, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                                                          Post-       Unrealized
                                                                       Capital Loss*     October     Appreciation/
                                                                       Carryforwards     Losses      Depreciation        Total
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                    $ (78)         $  (783)     $ (76,996)       $ (77,857)
Old Mutual 2011-2020 Moderate Fund                                         (453)            (416)      (102,033)        (102,902)
Old Mutual 2011-2020 Aggressive Fund                                       (315)          (2,339)      (127,265)        (129,919)
Old Mutual 2021-2030 Conservative Fund                                     (207)            (728)       (98,172)         (99,107)
Old Mutual 2021-2030 Moderate Fund                                         (379)            (492)      (124,982)        (125,853)
Old Mutual 2021-2030 Aggressive Fund                                       (801)            (289)      (144,701)        (145,791)
Old Mutual 2031-2040 Conservative Fund                                     (143)            (769)      (108,832)        (109,744)
Old Mutual 2031-2040 Moderate Fund                                         (452)             (93)      (136,696)        (137,241)
Old Mutual 2031-2040 Aggressive Fund                                       (694)            (295)      (148,218)        (149,207)
Old Mutual 2041-2050 Conservative Fund                                     (318)          (1,208)      (117,728)        (119,254)
Old Mutual 2041-2050 Moderate Fund                                         (172)            (282)      (141,273)        (141,727)
Old Mutual 2041-2050 Aggressive Fund                                       (405)            (509)      (147,993)        (148,907)
____________________________________________________________________________________________________________________________________

* For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code. As of December 31, 2008, each Fund's capital loss carryforwards are available to offset future realized gains and will expire in the fiscal year ending 2016.

  Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008 that, in accordance with federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

                                                                 56

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by each Fund at June 30, 2009 were as follows:

                                                                                                                           Net
                                                                                                                        Unrealized
                                                                    Federal Tax      Unrealized       Unrealized       Appreciation
                                                                       Cost         Appreciation     Depreciation     (Depreciation)
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                               $427,770          $5,408         $(35,967)         $(30,559)
Old Mutual 2011-2020 Moderate Fund                                    415,956           4,495          (51,062)          (46,567)
Old Mutual 2011-2020 Aggressive Fund                                  391,474           2,781          (66,746)          (63,965)
Old Mutual 2021-2030 Conservative Fund                                415,609           4,193          (49,273)          (45,080)
Old Mutual 2021-2030 Moderate Fund                                    391,701           3,779          (63,217)          (59,438)
Old Mutual 2021-2030 Aggressive Fund                                  377,413           3,378          (75,909)          (72,531)
Old Mutual 2031-2040 Conservative Fund                                408,819           6,311          (53,100)          (46,789)
Old Mutual 2031-2040 Moderate Fund                                    388,848           2,529          (69,342)          (66,813)
Old Mutual 2031-2040 Aggressive Fund                                  377,102           2,640          (77,675)          (75,035)
Old Mutual 2041-2050 Conservative Fund                                419,724           5,418          (56,177)          (50,759)
Old Mutual 2041-2050 Moderate Fund                                    383,211           4,244          (72,275)          (68,031)
Old Mutual 2041-2050 Aggressive Fund                                  375,721           3,144          (75,597)          (72,453)
____________________________________________________________________________________________________________________________________

7. SUBSEQUENT EVENT
____________________________________________________________________________________________________________________________________

In accordance with the provisions of Statement of Financial Accounting Standards No. 165 Subsequent Events, management of the Funds has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 21, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

                                                                 57

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and
(iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Funds III Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form
N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's
Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330 toll-free.

                                                                 58

FUND EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2009

Example. As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. A Fund may charge transaction fees. A Fund also incurs various ongoing expenses, including management fees, and other Fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2009.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The
Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Fund trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                                                         Annualized      Expenses                                                               Annualized      Expenses
                              Beginning      Ending       Expense          Paid                                      Beginning      Ending       Expense          Paid
                               Account      Account        Ratios         During                                      Account      Account        Ratios         During
                                Value        Value      for the Six      Six Month                                     Value        Value      for the Six      Six Month
                               1/1/09       6/30/09     Month Period      Period*                                     1/1/09       6/30/09     Month Period      Period*
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund - Institutional Class                           Old Mutual 2021-2030 Conservative Fund - Class A
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return         $1,000.00    $1,066.20        0.05%         $0.26           Actual Fund Return         $1,000.00    $1,047.90        0.50%         $2.52**
   Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25           Hypothetical 5% Return      1,000.00     1,024.77        0.50           2.50**
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund - Class A                                       Old Mutual 2021-2030 Moderate Fund - Institutional Class
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00     1,053.00        0.50           2.53**         Actual Fund Return          1,000.00     1,063.10        0.05           0.26
   Hypothetical 5% Return      1,000.00     1,024.77        0.50           2.50**         Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund - Institutional Class                               Old Mutual 2021-2030 Moderate Fund - Class A
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00     1,067.70        0.05           0.26           Actual Fund Return          1,000.00     1,039.30        0.55           2.77**
   Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25           Hypothetical 5% Return      1,000.00     1,024.77        0.55           2.75**
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund - Class A                                           Old Mutual 2021-2030 Aggressive Fund - Institutional Class
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00     1,051.00        0.55           2.78**         Actual Fund Return          1,000.00     1,063.20        0.05           0.26
   Hypothetical 5% Return      1,000.00     1,024.77        0.55           2.75**         Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2011-2020 Aggressive Fund - Institutional Class                             Old Mutual 2021-2030 Aggressive Fund - Class A
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00     1,065.50        0.05           0.26           Actual Fund Return          1,000.00     1,033.00        0.55           2.76**
   Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25           Hypothetical 5% Return      1,000.00     1,024.77        0.55           2.75**
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2011-2020 Aggressive Fund - Class A                                         Old Mutual 2031-2040 Conservative Fund - Institutional Class
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00     1,041.40        0.55           2.77**         Actual Fund Return          1,000.00     1,075.60        0.05           0.26
   Hypothetical 5% Return      1,000.00     1,024.77        0.55           2.75**         Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2021-2030 Conservative Fund - Institutional Class                           Old Mutual 2031-2040 Conservative Fund - Class A
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00     1,066.10        0.05           0.26           Actual Fund Return          1,000.00     1,057.60        0.50           2.54**
   Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25           Hypothetical 5% Return      1,000.00     1,024.77        0.50           2.50**
__________________________________________________________________________________     __________________________________________________________________________________

                                                                 59

FUND EXPENSES EXAMPLE (Unaudited) - concluded

                                                         Annualized      Expenses                                                               Annualized      Expenses
                              Beginning      Ending       Expense          Paid                                      Beginning      Ending       Expense          Paid
                               Account      Account        Ratios         During                                      Account      Account        Ratios         During
                                Value        Value      for the Six      Six Month                                     Value        Value      for the Six      Six Month
                               1/1/09       6/30/09     Month Period      Period*                                     1/1/09       6/30/09     Month Period      Period*
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2031-2040 Moderate Fund - Institutional Class                               Old Mutual 2041-2050 Moderate Fund - Institutional Class
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return         $1,000.00 $1,070.10           0.05%         $0.26           Actual Fund Return         $1,000.00    $1,071.30        0.05%         $0.26
   Hypothetical 5% Return      1,000.00  1,024.55           0.05           0.25           Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2031-2040 Moderate Fund - Class A                                           Old Mutual 2041-2050 Moderate Fund - Class A
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00  1,043.80           0.55           2.77**         Actual Fund Return          1,000.00     1,044.50        0.55           2.77**
   Hypothetical 5% Return      1,000.00  1,024.77           0.55           2.75**         Hypothetical 5% Return      1,000.00     1,024.77        0.55           2.75**
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2031-2040 Aggressive Fund - Institutional Class                             Old Mutual 2041-2050 Aggressive Fund - Institutional Class
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00  1,065.50           0.05           0.26           Actual Fund Return          1,000.00     1,065.50        0.05           0.26
   Hypothetical 5% Return      1,000.00  1,024.55           0.05           0.25           Hypothetical 5% Return      1,000.00     1,024.55        0.05           0.25
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2031-2040 Aggressive Fund - Class A                                         Old Mutual 2041-2050 Aggressive Fund - Class A
__________________________________________________________________________________     __________________________________________________________________________________

   Actual Fund Return          1,000.00  1,033.40           0.55           2.76**         Actual Fund Return          1,000.00     1,035.00        0.55           2.76**
   Hypothetical 5% Return      1,000.00  1,024.77           0.55           2.75**         Hypothetical 5% Return      1,000.00     1,024.77        0.55           2.75**
__________________________________________________________________________________     __________________________________________________________________________________

Old Mutual 2041-2050 Conservative Fund - Institutional Class                           *  Expenses are equal to each Fund's annualized expense ratio multiplied by the
__________________________________________________________________________________        average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
   Actual Fund Return          1,000.00  1,076.90           0.05           0.26
   Hypothetical 5% Return      1,000.00  1,024.55           0.05           0.25        ** Expenses are equal to the Fund's annualized expense ratio multiplied by the
__________________________________________________________________________________        average account value over the period, multiplied by 180/365 days (to reflect the period since commencement of operations).
Old Mutual 2041-2050 Conservative Fund - Class A
__________________________________________________________________________________

   Actual Fund Return          1,000.00  1,054.20           0.50           2.53**
   Hypothetical 5% Return      1,000.00  1,024.77           0.50           2.50**
__________________________________________________________________________________

                                                                 60

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds III, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds III
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual
Funds III shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You
may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old Mutual Funds III, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.

                                                                                                                   [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-09-567 08/2009

[OLD MUTUAL LOGO]
        Funds III

                                                            Old Mutual Funds III

                                                                SEMI-ANNUAL
                                                                  REPORT

                                                                   June 30, 2009

Old Mutual Heitman Global Real Estate Securities Fund

TABLE OF CONTENTS

About This Report                                                                                                                  1

Message to Shareholders                                                                                                            2

Performance and Portfolio Summary                                                                                                  3

Schedule of Investments                                                                                                            4

Statement of Assets & Liabilities                                                                                                  7

Statement of Operations                                                                                                            8

Statement of Changes in Net Assets                                                                                                 9

Financial Highlights                                                                                                              10

Notes to Financial Statements                                                                                                     11

Proxy Voting and Portfolio Holdings                                                                                               17

Fund Expenses Example                                                                                                             18

ABOUT THIS REPORT

HISTORICAL RETURNS
____________________________________________________________________________________________________________________________________

All total returns mentioned in this report account for the change in the Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

The Fund offers Institutional Class shares which are only available to eligible shareholders. Performance results for short periods of time may not be representative of longer-term results. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA
____________________________________________________________________________________________________________________________________

This report reflects views, opinions, and Fund holdings as of June 30, 2009, the end of the report period, and is subject to change.
The information is not a complete analysis of every aspect of any sector, industry, security or of the Fund. Opinions and forecasts regarding industries, companies and/or themes, and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2009 are included in the Fund's Schedule of Investments. There is no assurance that the securities purchased will remain in the Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment and the real estate sector has been among the most volatile sectors in the market. An investment in the Fund is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
____________________________________________________________________________________________________________________________________

The comparative indexes discussed in this report are meant to provide a basis for judging the Fund's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Fund may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

FTSE EPRA/NAREIT Global Real Estate Index (formerly FTSE EPRA/NAREIT Global Rental Index)

The FTSE EPRA/NAREIT Global Real Estate Index is a free-float market capitalization-weighted index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. It is a custom benchmark, as it is subset of the FTSE/EPRA NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental indices.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

                                                                 1

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

The six-month period ending June 30, 2009 was a volatile investment period. The first quarter of 2009 continued the downward spiral of the economy, marked by decreased demand for manufactured goods, rising unemployment, declines in prices of existing family homes and record numbers of foreclosures. The economy then began showing signs of improvement during the second quarter of 2009. There was a market rally at the end of March 2009, sparked by announcements by Citigroup, JP Morgan Chase and Bank of America that all three firms were profitable in January and February 2009. Additionally, data showing an improvement in existing home sales from January to
February 2009 appeared to signal that the damaged housing market may be showing signs of stabilizing.

With the market rally at the end of March 2009, many investors found renewed confidence in the stimulus programs promised by the
Obama Administration, legislative action of the U.S. Congress and an ever expanding series of rescue packages from the U.S. Treasury and U.S. Federal Reserve Board. For the six-month period ending June 30, 2009, U.S. stocks, as measured by the S&P 500 Index, rose
3.16%. The global economic outlook also showed signs of improvement, with several global indices reporting positive returns for the six-month period.

Old Mutual Capital, Inc. believes that current policy response may help the global economy continue to recover, although it expects to see higher than normal volatility. Old Mutual Capital, Inc. also believes that although it may take some time to play out, strong long-term opportunities may be available to patient investors, and as the economy continues to improve, those investors could be rewarded.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in the
Old Mutual Funds III portfolios. Please do not hesitate to contact us if there is anything we can do to better serve you. Feel free to contact me directly at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds III

                                                                 2

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE
SECURITIES FUND
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of June 30, 2009

____________________________________________________________________________________________________________________________________

                                                                                                                      Annualized
                                                                                       Inception         6 Month       Inception
                                                                                          Date           Return*        to Date
____________________________________________________________________________________________________________________________________

Institutional Class                                                                     08/22/08         (4.43)%        (45.89)%
FTSE EPRA/NAREIT Global Real Estate Index                                               08/22/08         (3.58)%        (46.15)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the May
5, 2009 supplement to the April 22, 2009 prospectus) are 2.80% and 1.26%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Global Heitman REIT Fund, Institutional Class	FTSE EPRA/NAREIT Global Real Estate Index
8/22/2008	10,000	10,000
12/31/2008	6,190	6,243
6/30/2009	5,916	5,891

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of August 22, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Top Ten Holdings as of June 30, 2009
___________________________________________________________________________________

Westfield Group                                                             6.3%

___________________________________________________________________________________

Simon Property Group                                                        5.5%
___________________________________________________________________________________

Unibail-Rodamco                                                             4.4%
___________________________________________________________________________________

Nippon Building Fund                                                        3.7%
___________________________________________________________________________________

Public Storage                                                              3.2%
___________________________________________________________________________________

HCP                                                                         2.7%
___________________________________________________________________________________

Health Care REIT                                                            2.5%
___________________________________________________________________________________

Vornado Realty Trust                                                        2.4%
___________________________________________________________________________________

RioCan REIT                                                                 2.4%
___________________________________________________________________________________

AvalonBay Communities                                                       2.4%
___________________________________________________________________________________

As a % of Total Fund Investments                                           35.5%
___________________________________________________________________________________

Sector Weightings as of June 30, 2009 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	1.9%
Forestry	0.3%
Real Estate Management/Services	4.6%
Real Estate Operation/Development	1.5%
REITs-Apartments	6.9%
REITs-Diversified	27.5%
REITs-Health Care	7.2%
REITs-Hotels	1.9%
REITs-Manufactured Homes	1.4%
REITs-Office Property	13.8%
REITs-Regional Malls	5.5%
REITs-Shopping Centers	20.6%
REITs-Single Tenant	2.0%
REITs-Storage	3.8%
REITs-Warehouse/Industrial	1.1%

                                                                 3

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE
SECURITIES FUND - continued
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF June 30, 2009 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares    Value (000)        Description                                   Shares    Value (000)
_____________________________________________________________________      _____________________________________________________________________

Common Stock - 46.2%                                                       REITs-Shopping Centers - 4.2%
                                                                           Acadia Realty Trust                            1,265   $         17
Forestry - 0.3%                                                            Federal Realty Investment Trust                4,565            235
Plum Creek Timber                              1,200   $         36        Regency Centers                                3,300            115
                                                       ______________      Tanger Factory Outlet Centers                  2,050             66
                                                                                                                                  ______________
Total Forestry                                                   36
_____________________________________________________________________      Total REITs-Shopping Centers                                    433
                                                                           _____________________________________________________________________
REITs-Apartments - 6.9%
American Campus Communities                    7,473            166        REITs-Single Tenant - 2.0%
AvalonBay Communities                          4,377            245        National Retail Properties                     7,045            122
Camden Property Trust                          3,350             92        Realty Income                                  3,700             81
Equity Residential                             4,388             98                                                               ______________
Essex Property Trust                           1,772            110
                                                       ______________      Total REITs-Single Tenant                                       203
                                                                           _____________________________________________________________________
Total REITs-Apartments                                          711
_____________________________________________________________________      REITs-Storage - 3.2%
                                                                           Public Storage                                 5,040            330
REITs-Diversified - 6.5%                                                                                                          ______________
Digital Realty Trust                           6,482            232
PS Business Parks                              1,605             78        Total REITs-Storage                                             330
Vornado Realty Trust                           5,525            249        _____________________________________________________________________
Washington Real Estate Investment Trust        4,880            109
                                                       ______________      REITs-Warehouse/Industrial - 1.1%
                                                                           AMB Property                                   1,510             28
Total REITs-Diversified                                         668        EastGroup Properties                           2,475             82
_____________________________________________________________________                                                             ______________

REITs-Health Care - 7.1%                                                   Total REITs-Warehouse/Industrial                                110
HCP                                           13,011            276                                                               ______________
Health Care REIT                               7,509            256
Nationwide Health Properties                   2,039             52        Total Common Stock (Cost $5,213)                              4,766
Ventas                                         5,113            153        _____________________________________________________________________
                                                       ______________
                                                                           Foreign Common Stock - 51.5%
Total REITs-Health Care                                         737
_____________________________________________________________________      Australia - 10.7%
                                                                           CFS Retail Property Trust                    137,831            183
REITs-Hotels - 1.9%                                                        Dexus Property Group                         325,024            196
Hospitality Properties Trust                   3,900             46        Macquarie Office Trust                       434,569             73
Host Hotels & Resorts                         13,291            112        Westfield Group                               71,203            652
LaSalle Hotel Properties                       3,000             37                                                               ______________
                                                       ______________
                                                                           Total Australia                                               1,104
Total REITs-Hotels                                              195        _____________________________________________________________________
_____________________________________________________________________
                                                                           Austria - 0.2%
REITs-Manufactured Homes - 1.4%                                            Conwert Immobilien Invest*                     2,077             17
Equity Lifestyle Properties                    3,980            148                                                               ______________
                                                       ______________
                                                                           Total Austria                                                    17
Total REITs-Manufactured Homes                                  148        _____________________________________________________________________
_____________________________________________________________________
                                                                           Belgium - 1.0%
REITs-Office Property - 6.1%                                               Befimmo SCA Sicafi                               603             46
Alexandria Real Estate Equities                  641             23        Cofinimmo                                        490             57
BioMed Realty Trust                            3,900             40                                                               ______________
Boston Properties                              5,050            241
Corporate Office Properties Trust SBI          6,036            177        Total Belgium                                                   103
Highwoods Properties                           4,000             89        _____________________________________________________________________
Mack-Cali Realty                               2,700             62
                                                       ______________      Canada - 4.1%
                                                                           Canadian Real Estate Investment Trust          2,500             53
Total REITs-Office Property                                     632        First Capital Realty                           2,100             30
_____________________________________________________________________      Killam Properties                             17,400             90
                                                                           RioCan REIT                                   18,700            246
REITs-Regional Malls - 5.5%                                                                                                       ______________
Simon Property Group                          10,956            563
                                                       ______________      Total Canada                                                    419
                                                                           _____________________________________________________________________
Total REITs-Regional Malls                                      563
_____________________________________________________________________      Finland - 0.4%
                                                                           Citycon OYJ                                   14,741             38
                                                                                                                                  ______________

                                                                           Total Finland                                                    38
                                                                           _____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 4

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares    Value (000)        Description                                   Shares    Value (000)
_____________________________________________________________________      _____________________________________________________________________

France - 7.3%                                                              United Kingdom - 9.1%
ICADE                                            945   $         78        Big Yellow Group                              10,138   $         57
Klepierre                                      3,025             78        British Land                                  30,190            190
Mercialys                                      1,530             47        Brixton                                        5,039              3
Silic                                            816             72        Derwent London                                 6,284             97
Societe de la Tour Eiffel                        695             23        Great Portland Estates                        20,742             75
Societe Fonciere Lyonnaise SA                    236              8        Hammerson                                     18,903             96
Unibail-Rodamco                                3,016            451        Land Securities Group                         24,694            192
                                                       ______________      Liberty International                         16,159            106
                                                                           Segro                                        102,014             41
Total France                                                    757        Shaftesbury                                   17,415             87
_____________________________________________________________________                                                             ______________

Germany - 0.8%                                                             Total United Kingdom                                            944
Deutsche Euroshop AG                           1,823             57                                                               ______________
DIC Asset AG*                                    665              5
Patrizia Immobilien*                           5,856             22        Total Foreign Common Stock (Cost $5,687)                      5,306
                                                       ______________      _____________________________________________________________________

Total Germany                                                    84        Money Market Fund - 1.9%
_____________________________________________________________________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 0.411% (A)           191,697            192
Greece - 0.3%                                                                                                                     ______________
Eurobank Properties Real Estate Investment     3,116             31
                                                       ______________      Total Money Market Fund (Cost $192)                             192
                                                                           _____________________________________________________________________
Total Greece                                                     31
_____________________________________________________________________      Total Investments - 99.6% (Cost $11,092)                     10,264
                                                                           _____________________________________________________________________
Hong Kong - 3.3%
Hysan Development                             50,431            129        Other Assets and Liabilities, Net - 0.4%                         45
Link REIT                                     97,766            208        _____________________________________________________________________
                                                       ______________
                                                                           Total Net Assets - 100.0%                              $     10,309
Total Hong Kong                                                 337        _____________________________________________________________________
_____________________________________________________________________
                                                                           * Non-income producing security.
Japan - 6.2%
Frontier Real Estate Investment                   16            102        (A) - The rate reported represents the 7-day effective yield as of
Japan Retail Fund Investment                      35            161              June 30, 2009.
Nippon Building Fund                              44            376
                                                       ______________      Cl - Class

Total Japan                                                     639        REITs - Real Estate Investment Trusts
_____________________________________________________________________
                                                                           Cost figures are shown with "000's" omitted.
Netherlands - 2.6%
Corio                                          4,177            204        Other Information:
Nieuwe Steen Investments Funds                 3,876             60
                                                       ______________      The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are
Total Netherlands                                               264        summarized in three broad levels as follows:
_____________________________________________________________________
                                                                           Level 1 - quoted prices in active markets for identical securities
Singapore - 3.2%
Ascendas Real Estate Investment Trust         99,140            108        Level 2 - other significant observable inputs (including quoted
CapitaCommercial Trust                       159,951             90                  prices for similar securities, interest rates, prepayment
CapitaMall Trust                             114,716            110                  speeds, credit risk, etc.)
Frasers Centrepoint Trust                     40,390             24
                                                       ______________      Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
Total Singapore                                                 332
_____________________________________________________________________

Sweden - 1.2%
Castellum AB                                   9,993             64
Hufvudstaden AB, Cl A                          9,029             56
                                                       ______________

Total Sweden                                                    120
_____________________________________________________________________

Switzerland - 1.1%
PSP Swiss Property                             2,439            117
                                                       ______________

Total Switzerland                                               117
_____________________________________________________________________

                                                                 5

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE
SECURITIES FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2009 in valuing the Fund's net assets were as follows (000):

                                              Level 1       Level 2       Level 3
___________________________________________________________________________________

Investments
Common Stock
   Australia                                  $    -        $1,104          $-
   Austria                                         -            17           -
   Belgium                                         -           103           -
   Canada                                        419             -           -
   Finland                                         -            38           -
   France                                          -           757           -
   Germany                                         -            84           -
   Greece                                          -            31           -
   Hong Kong                                       -           337           -
   Japan                                           -           639           -
   Netherlands                                     -           264           -
   Singapore                                       -           332           -
   Sweden                                          -           120           -
   Switzerland                                     -           117           -
   United Kingdom                                  -           944           -
   United States                               4,766             -           -
Money Market Fund                                192             -           -
___________________________________________________________________________________

Total Investments                             $5,377        $4,887          $-
___________________________________________________________________________________

Refer to the "Security Valuation" section of Note 2 for further information.

The accompanying notes are an integral part of the financial statements.

                                                                 6

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2009 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                                                                      Old Mutual
                                                                                                                    Heitman Global
                                                                                                                     Real Estate
                                                                                                                   Securities Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment Securities, at cost                                                                                    $   11,092
____________________________________________________________________________________________________________________________________

   Investment Securities, at value                                                                                   $   10,264
   Foreign Currency (Cost $43)                                                                                               46
   Receivable for Investment Securities Sold                                                                                234
   Receivable for Dividends and Interest                                                                                     66
   Receivable from Investment Adviser                                                                                        81
   Other Assets                                                                                                               8
____________________________________________________________________________________________________________________________________

      Total Assets                                                                                                       10,699
____________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Management Fees                                                                                                9
   Payable for Investment Securities Purchased                                                                              199
   Payable to Custodian                                                                                                      27
   Payable for Trustees' Fees                                                                                                46
   Payable for Administration Fees                                                                                            1
   Accrued Expenses                                                                                                         108
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                                                                     390
____________________________________________________________________________________________________________________________________

Net Assets                                                                                                           $   10,309
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)                                                       $   17,340
   Undistributed Net Investment Income                                                                                       65
   Accumulated Net Realized Loss on Investments and Foreign Currency Transactions                                        (6,271)
   Net Unrealized Depreciation on Investments and Foreign Currency Transactions                                            (825)
____________________________________________________________________________________________________________________________________

Net Assets                                                                                                           $   10,309
____________________________________________________________________________________________________________________________________

Outstanding Shares of Beneficial Interest                                                                             1,762,160
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share                                                             $     5.85
____________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 7

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                                                                      Old Mutual
                                                                                                                    Heitman Global
                                                                                                                     Real Estate
                                                                                                                   Securities Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends                                                                                                           $   295
   Less: Foreign Taxes Withheld                                                                                            (19)
____________________________________________________________________________________________________________________________________

      Total Investment Income                                                                                              276
____________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                                                                          46
   Administration Fees                                                                                                       5
   Professional Fees                                                                                                       126
   Registration and SEC Fees                                                                                                 9
   Custodian Fees                                                                                                           19
   Printing Fees                                                                                                             4
   Trustees' Fees                                                                                                          154
   Transfer Agent Fees                                                                                                      15
   Offering Costs                                                                                                           25
   Other Expenses                                                                                                           13
____________________________________________________________________________________________________________________________________

      Total Expenses                                                                                                       416
____________________________________________________________________________________________________________________________________

Less:
   Waiver of Management Fees                                                                                               (46)
   Reimbursement of Other Expenses by Investment Adviser                                                                  (312)
____________________________________________________________________________________________________________________________________

      Net Expenses                                                                                                          58
____________________________________________________________________________________________________________________________________

   Net Investment Income                                                                                                   218
____________________________________________________________________________________________________________________________________

   Net Realized Loss from Security Transactions                                                                         (2,931)
   Net Realized Loss on Foreign Currency Transactions                                                                      (10)
   Net Change in Unrealized Appreciation on Investments                                                                  2,424
   Net Change in Unrealized Appreciation on Foreign Currency Transactions                                                    2
____________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Loss on Investments                                                                        (515)
____________________________________________________________________________________________________________________________________

   Decrease in Net Assets Resulting from Operations                                                                    $  (297)
____________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 8

STATEMENT OF CHANGES IN NET ASSETS (000)

____________________________________________________________________________________________________________________________________

                                                                                                              Old Mutual
                                                                                                            Heitman Global
                                                                                                              Real Estate
                                                                                                            Securities Fund
____________________________________________________________________________________________________________________________________

                                                                                                       1/1/09 to       8/22/08* to
                                                                                                        6/30/09         12/31/08
                                                                                                      (Unaudited)
____________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                                                                $   218          $   135
   Net Realized Loss from Investments and Foreign Currency Transactions                                  (2,941)          (3,520)
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      and Foreign Currency Transactions                                                                   2,426           (3,251)
____________________________________________________________________________________________________________________________________

   Net Decrease in Net Assets Resulting from Operations                                                    (297)          (6,636)
____________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income                                                                                   (104)               -
____________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                                                                       (104)               -
____________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Shares Issued                                                                                            479           18,927
   Shares Issued upon Reinvestment of Distributions                                                         104                -
   Shares Redeemed                                                                                         (101)          (2,063)
____________________________________________________________________________________________________________________________________

   Increase in Net Assets Derived from Capital Shares Transactions                                          482           16,864
____________________________________________________________________________________________________________________________________

   Total Increase in Net Assets                                                                              81           10,228
____________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                                                                   10,228                -
____________________________________________________________________________________________________________________________________

   End of Period                                                                                        $10,309          $10,228
____________________________________________________________________________________________________________________________________

Undistributed Net Investment Income/(Accumulated Net Investment Loss)                                   $    65          $   (49)
____________________________________________________________________________________________________________________________________

Shares Issued and Redeemed
   Shares Issued                                                                                            108            1,894
   Shares Issued upon Reinvestment of Distributions                                                          20                -
   Shares Redeemed                                                                                          (17)            (242)
____________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                                                                       111            1,652
____________________________________________________________________________________________________________________________________

* Inception date of the Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 9

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 2008
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                                                                                            Ratio of
                                                                                                                                                            Expenses
                                                                                                                                                           to Average    Ratio of Net
                   Net                  Realized and                                                             Net                 Net                   Net Assets     Investment
                  Asset        Net       Unrealized               Dividends                       Total         Asset              Assets,    Ratio of     (Excluding       Income
                  Value    Investment     Gains         Total      from Net    Distributions    Dividends       Value                End     Expenses to   Waivers and      (Loss)     Portfolio
                Beginning    Income      (Losses)       from      Investment       from            and           End      Total   of Period  Average Net     Expense      to Average   Turnover
                of Period  (Loss)(1)   on Securities  Operations    Income     Capital Gains   Distributions  of Period  Return†    (000)     Assets**    Reductions)**  Net Assets**    Rate†
_________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE SECURITIES FUND

   Institutional Class
   2009          $ 6.19      $0.13        $(0.41)      $(0.28)     $(0.06)         $-            $(0.06)        $5.85     (4.43)%  $10,309     1.25%          9.01%          4.73%      69.78%
   2008*          10.00       0.08         (3.89)       (3.81)          -           -                 -          6.19    (38.10)%   10,228     1.25%          2.79%          2.83%      65.42%
_________________________________________________________________________________________________________________________________________________________________________________________________

*   Fund Commenced operations on August 22, 2008.

**  Ratios for periods less than  one year have been annualized.

†   Total return and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Per share amounts for the period are calculated based on average outstanding shares.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 10

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION
____________________________________________________________________________________________________________________________________

Old Mutual Funds III (the "Trust"), organized as a Delaware statutory trust on November 21, 2007, is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers thirteen series portfolios. The Old Mutual Heitman Global Real Estate Securities Fund (the "Fund") which commenced operations on August 22,
2008 is covered by this Semi-Annual Report. The Trust's series portfolios whose financial statements are presented separately are the Old Mutual 2011-2020 Conservative Fund, Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive Fund, Old Mutual
2021-2030 Conservative Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030 Aggressive Fund, Old Mutual 2031-2040
Conservative Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050 Conservative Fund,
Old Mutual 2041-2050 Moderate Fund and the Old Mutual 2041-2050 Aggressive Fund (collectively with the Fund, the "Funds").

As of June 30, 2009, Old Mutual Capital, Inc. (the "Adviser") owned approximately 29% of the outstanding shares of the Fund.

Shareholders may currently purchase shares of the Fund through Institutional Class shares only. The Fund is classified as a non-diversified management investment company. The Fund's prospectus provides a description of the Fund's investment objective, policies and investment strategies.

In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the
Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
____________________________________________________________________________________________________________________________________

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Investment securities of the Fund that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) each day that the NYSE is open (the
"Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The
Fund uses pricing services to report the market value of securities in the portfolio; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value
Procedures are implemented through a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

                                                                 11

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157").
SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included in the Schedule of Investments.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Fund are declared and paid quarterly, if available.
Distributions from net realized capital gains, for the Fund, are generally made to shareholders at least annually, if available.

Foreign Withholding Taxes - The Fund may be subject to taxes imposed by countries in which it invests with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

Investments in Real Estate Investment Trusts ("REIT") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Conversion - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i)  market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Offering Costs - All offering costs incurred with the start up of the Fund are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of June 30, 2009, the Fund has offering costs of approximately $8 (000), remaining to be amortized and are included within Other Assets on the Statement of Assets and Liabilities.

Other - Expenses that are directly related to one of the Funds are charged directly to the Fund. Other operating expenses are prorated to the Fund on the basis of relative net assets. The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Fund imposes a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Fund within 10 calendar days of their purchase. The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee by crediting Paid-in Capital. During the six-month period ended June 30, 2009, there were no redemption fees earned by the Fund.

                                                                 12

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES
   AND OTHER TRANSACTIONS WITH AFFILIATES
____________________________________________________________________________________________________________________________________

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH").
OMUSH is a direct, wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct, wholly owned subsidiary of Old
Mutual plc, a London-Exchange listed international financial services firm. The Fund and the Adviser are parties to an Investment
Advisory Agreement (the "Advisory Agreement"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund, as follows:

                                                                             Management Fee                 Asset Level
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                            1.000%         Less than $500 million
                                                                                 0.975%         $500 million to less than $1 billion
                                                                                 0.950%         $1 billion or greater
____________________________________________________________________________________________________________________________________

Expense Limitation Agreements - In the interest of limiting expenses of the Fund, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") with respect to the Fund, pursuant to which the Adviser has contractually agreed to waive through December 31, 2011, its advisory fees and assume other expenses of the Fund to the extent necessary to limit the total annual expenses to no more than 1.25% of the Fund's average daily net assets. Reimbursement by the Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made up to three years after the expenses were reimbursed or absorbed if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed. At June 30, 2009, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows (000):

                                                                                           Expires 2011     Expires 2012     Total
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                                          $74              $358         $ 432
____________________________________________________________________________________________________________________________________

Sub-Advisory Agreements - The Trust, on behalf of the Fund, and the Adviser have entered into a sub-advisory agreement (the "Heitman
Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). Heitman is owned 50% by Heitman senior executives and
50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH and an affiliate of the Adviser. Heitman has entered into separate sub-sub-advisory agreements with both Heitman International Real Estate Securities GmbH ("Heitman-Europe") and Challenger Managed
Investments (International) Pty Ltd ("Challenger"). Heitman-Europe is owned solely by Heitman. Challenger is a company within the
Australian-based Challenger Group, whose ultimate parent company is Challenger Financial Services Group Limited. The Heitman
Sub-Advisory Agreement, together with the sub-sub-advisory agreements between Heitman and Heitman-Europe ("Heitman-Europe
Sub-Advisory Agreement"), and Heitman and Challenger ("Challenger Sub-Advisory Agreement") are collectively referred to as the
"Sub-Advisory Agreements."

For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund, which is computed and paid monthly at an annual rate of 0.65%.

For the services provided and expenses incurred pursuant to the Heitman-Europe Sub-Advisory Agreement, Heitman-Europe is entitled to receive from Heitman a sub-sub-advisory fee equal to a pro rata share of 75% of the sub-advisory fee received by Heitman pursuant to the Heitman Sub-Advisory Agreement, based on the ratio of the value of the Fund's average daily net assets under the investment management of Heitman-Europe to the total value of the Fund's overall net assets.

For the services provided and expenses incurred pursuant to the Challenger Sub-Advisory Agreement, Challenger is entitled to receive from Heitman a sub-sub-advisory fee of 18.75% of the sub-advisory fee received by Heitman pursuant to the Heitman Sub-Advisory
Agreement.

The Sub-Advisory Agreements obligate the sub-advisers to: (i) manage the investment operations of the assets managed by the sub-adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the sub-adviser will be invested or held uninvested in cash;
and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Adviser may direct from time to time, in conformity with federal securities laws.

                                                                 13

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JUNE 30, 2009 (UNAUDITED)

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the
Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

      Average Daily Net Assets                               Annual Fee Rate
________________________________________________________________________________

         $0 to $500 million                                       0.10%
   > $500 million up to $1 billion                                0.09%
   > $1 billion up to $1.5 billion                                0.08%
           > $1.5 billion                                         0.07%
________________________________________________________________________________

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The
Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Bank of New York Mellon (the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the
Administrator in connection with the administration of the business and affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator
pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust,
Old Mutual Funds I and Old Mutual Funds II (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. For funds within the Old Mutual Complex that are managed as a "fund of funds,"
these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each fund managed as a "fund of funds"; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex. Certain minimum fees apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator except those arising out of the
Sub-Administrator's or its delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or willful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to the
Administrator or any third party for special, indirect or consequential damages.

Distribution Agreement - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the
"Distributor"), a wholly owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

Other Service Providers - DST Systems, Inc. ("DST") serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. The Trust has entered into an agency agreement with DST pursuant to which DST provides call center and correspondence and other shareholder account-related services.

The Bank of New York Mellon serves as the custodian for the Fund.

Officers and Trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Fund.

4. INVESTMENT TRANSACTIONS
____________________________________________________________________________________________________________________________________

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Fund, were $7,114 (000) and $6,284 (000), respectively, for the six-month period ended June 30, 2009.

                                                                 14

5. CONCENTRATION/RISKS
____________________________________________________________________________________________________________________________________

The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies.
Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The Fund invests a high percentage of its assets in the real estate sector. As a result, the economic and regulatory developments in this sector, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

6. FEDERAL TAX INFORMATION
____________________________________________________________________________________________________________________________________

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for
Uncertainty in Income Taxes. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Fund to analyze all open tax years, fiscal year 2008 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S.
Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of December 31, 2008, primarily attributable to certain net operating losses, reclassifications related to investments in Passive Foreign Investment Companies and foreign currency translation were reclassified to the following accounts.

                                                                                         Increase/(Decrease)     Increase/(Decrease)
                                                                 Increase/(Decrease)         Accumulated            Undistributed
                                                                   Paid-in Capital           Net Realized           Net Investment
                                                                        (000)                   (000)                   (000)
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                   $(6)                    $190                    $(184)
____________________________________________________________________________________________________________________________________

The Old Mutual Heitman Global Real Estate Securities Fund had no distributions during the year ended December 31, 2008.

                                                                 15

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2009 (UNAUDITED)

As of December 31, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows (000):

________________________________________________________________________________

Capital Loss Carryforwards
   December 2016                                                        $  (847)
Post October Losses                                                      (2,010)
Post October Currency Losses                                                 (8)
Unrealized Appreciation/Depreciation                                     (3,765)
                                                                        ________

                                                                        $(6,630)
________________________________________________________________________________

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by the Fund at June 30, 2009 were as follows:

                                                                                                                          Net
                                                                                                                       Unrealized
                                                                    Federal Tax      Unrealized       Unrealized      Appreciation/
                                                                       Cost         Appreciation     Depreciation     Depreciation
                                                                       (000)           (000)            (000)             (000)
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                 $11,092          $478            $(1,306)           $(828)
____________________________________________________________________________________________________________________________________

7. SUBSEQUENT EVENT
____________________________________________________________________________________________________________________________________

In accordance with the provisions of Statement of Financial Accounting Standards No. 165 Subsequent Events, management of the Fund has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 21, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

                                                                 16

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds within the Trust voted proxies relating to portfolio securities during the 12-month period ended
June 30, 2009 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at
http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Funds III Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form
N-Q. The Trust's Form N-Q for the first quarter of its current fiscal year is available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

                                                                 17

FUND EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2009

Example. As a shareholder of the Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including redemption fees and exchange fees. Fund-related fees may include ongoing expenses, including management fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2009.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The
Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                                                                                                                   Expenses
                                                   Beginning             Ending                                      Paid
                                                    Account              Account             Annualized             During
                                                     Value                Value               Expense              Six-Month
                                                    1/01/09              6/30/09               Ratio                Period*
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund - Institutional Class
____________________________________________________________________________________________________________________________________

   Actual Fund Return                              $1,000.00            $  955.70               1.25%                $6.06
   Hypothetical 5% Return                           1,000.00             1,018.60               1.25                  6.26
____________________________________________________________________________________________________________________________________

*  Expenses are equal to the Old Mutual Heitman Global Real Estate Securities Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since commencement of operations).

                                                                 18

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds III, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds III
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual
Funds III shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You
may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old Mutual Funds III, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.

                                                                                                                   [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-09-568 08/2009

Item 2.	Code of Ethics.

Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	SCHEDULE I – INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

(b)	Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after Old Mutual Funds III (the “registrant”) last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.	Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant’s PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)
During the quarter ended June 30, 2009, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable to semiannual reports.

(a)(2)	Attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS III

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	August 20, 2009

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	August 20, 2009